STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL SINGLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                        COVA VARIABLE ANNUITY ACCOUNT ONE
                 (FORMERLY, XEROX VARIABLE ANNUITY ACCOUNT ONE)

                                       AND

                COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
         (FORMERLY, XEROX FINANCIAL SERVICES LIFE INSURANCE COMPANY)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED DECEMBER 2, 1996, FOR THE INDIVIDUAL SINGLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, (800) 831-LIFE.

       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED DECEMBER 2, 1996.




                                TABLE OF CONTENTS

                                                                            PAGE

Company................................................................      3

Experts................................................................      3

Legal  Opinion..........................................................     3

Distributor............................................................      3

Yield  Calculation  for  Money Market Sub-Account.........................   3

Performance  Information................................................     4

Annuity  Provisions.....................................................     5
  Variable  Annuity.....................................................     5
  Fixed  Annuity........................................................     6
  Annuity  Unit.........................................................     6
  Net  Investment  Factor................................................    6
  Mortality  and  Expense  Guarantee......................................   6

Financial  Statements...................................................     6


                                     COMPANY

Information regarding Cova Financial Services Life Insurance Company (the "Company") and its ownership is contained in the Prospectus. On June 1, 1995, the Company changed its name from Xerox Financial Services Life Insurance Company to its present name.

On April 1, 1996, the Company contributed initial capital to the Large Cap Stock and Quality Bond Sub-Accounts of the Separate Account. As of September 30, 1996, the capital contributed to the Quality Bond Sub-Account by the Company represented approximately 67% of the total assets of such Sub-Account and the capital contributed to the Large Cap Stock Sub-Account by the Company represented approximately 88% of the total assets of such Sub-Account. The Company currently intends to remove these assets from the Sub-Accounts on a prorata basis in proportion to money invested in the Sub-Accounts by Contract Owners.

                                     EXPERTS

The consolidated financial statements of the Company as of December 31, 1995 and 1994 and for each of the years in the three-year period ended December 31, 1995, and the financial statements of the Separate Account as of December 31, 1995 and 1994, included herein, have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

Legal matters in connection with the Contracts described herein are being passed
upon  by  the  law  firm  of  Blazzard,  Grodd  &  Hasenauer,   P.C.,  Westport,
Connecticut.

                                   DISTRIBUTOR

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

                YIELD CALCULATION FOR MONEY MARKET SUB-ACCOUNT

The Money Market Sub-Account of the Variable Account will calculate its current yield based upon the seven days ended on the date of calculation. The current yield of the Money Market Sub-Account is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing
Contract Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Premium, the Administrative Expense Charge and the Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Money Market Sub-Account computes its effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Sub-Account assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The Company does not currently advertise yield information for the Money Market Sub-Account.

The yields quoted should not be considered a representation of the yield of the Money Market Sub-Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Sub-Account and changes in the interest rates on such investments, but also on changes in the Money Market Sub-Account's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Sub-Account and for providing a basis for comparison with other investment alternatives. However, the Money Market Sub-Account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

                             PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the investment advisory fee and expenses for the underlying Portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                        n
                                 P(1 + T) = ERV

     P = a  hypothetical  initial  payment  of $1,000
     T = average  annual  total return
     n = number of years
   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

In addition to total return data, the Company may include yield information in its advertisements. For each Sub-Account (other than the Money Market Sub-Account) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                                  6
                                         (a  -  b)
                             Yield  =  2[(_______ + 1) - 1]
                                           (cd)
     Where:

          a = Net investment income earned during the period by the Trust or Fund attributable to shares owned by the Sub-Account.

          b    =   Expenses  accrued  for the period (net of reimbursements).

          c = The average daily number of Accumulation Units outstanding during the period.

          d    =   The maximum offering price per Accumulation Unit on the last day  of  the  period.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge.

Contract Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of the Sub-Account's total return or yield for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return or yield may be in any future period.

                               ANNUITY PROVISIONS

VARIABLE  ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account. At the Annuity Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

     (1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

     (2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all Sub-Account Variable Annuity Payments reduced by the Contract Maintenance Charge.

FIXED  ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY  UNIT

The value of an Annuity Unit for each Sub-Account was arbitrarily set initially at $10. This was done when the first Eligible Investment shares were purchased. The Sub-Account Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit Value is being calculated, and (b) 0.999919.

NET  INVESTMENT  FACTOR

The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing:

     (a) the Accumulation Unit value as of the close of the current Valuation Period, by

     (b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY  AND  EXPENSE  GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996 (Unaudited)
(In thousands of dollars)

ASSETS
INVESTMENTS:


COVA SERIES TRUST:
  Quality Income Portfolio - 5,007,520 shares at a net asset value of $10.53 per share (cost $52,549)       $   52,754
  High Yield Portfolio - 3,906,238 shares at a net asset value of $10.70 per share (cost $40,993)               41,787
  Growth and Income Portfolio - 2,096,504 shares at a net asset value of $13.58 per share (cost $25,017)        28,461
  Money Market Portfolio - 32,959,900 shares at a net asset value of $1.00 per share (cost $32,960)             32,960
  Stock Index Portfolio - 5,389,275 shares at a net asset value of $15.52 per share (cost $66,086)              83,643
  Bond Debenture Portfolio - 460,658 shares at a net asset value of $10.81 per share (cost $4,757)          $    4,981
  Quality Bond Portfolio - 605,241  shares at a net asset value of $10.04 per share (cost $6,035)                6,075
  Small Cap Stock Portfolio - 757,132 shares at a net asset value of $10.64 per share (cost 7,776)               8,053
  Large Cap Stock Portfolio - 1,452,014 shares at a net asset value of $10.44 per share (cost $14,524)          15,163
  Select Equity Portfolio - 1,198,070  shares at a net asset value of $10.11 per share (cost $11,855)           12,118
  International Equity Portfolio - 838,077 shares at a net asset value of $10.37 per share (cost $8,502)         8,687

LORD ABBETT SERIES FUND, INC:
  Growth and Income Portfolio - 15,566,544 shares at a net asset value of $16.93 per share (cost $217,362)     263,506
  Global Equity Portfolio - 209,576 shares at a net asset value of $12.26 per share (cost $2,259)                2,570

GENERAL AMERICAN CAPITAL COMPANY
   Money Market Portfolio - 14,120 shares at a net asset value of $17.01 per share (cost $238)                     240

   TOTAL ASSETS                                                                                             $  560,998
                                                                                                            ==========

LIABILITIES AND CONTRACT OWNERS' EQUITY

FEES PAYABLE TO COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY                                              $      129

CONTRACT OWNERS' EQUITY:
  Trust Quality Income - 3,485,260 accumulation units at $15.132856 per unit                                    52,742
  Trust High Yield - 2,015,197 accumulation units at $20.731096 per unit                                        41,777
  Trust Growth and Income - 1,799,637 accumulation units at $15.811166 per unit                                 28,454
  Trust Money Market - 2,802,025 accumulation units at $11.760162 per unit                                      32,952
  Trust Stock Index - 4,732,539 accumulation units at $17.669922 per unit                                       83,624
  Trust Bond Debenture Portfolio - 459,511 accumulation units at $10.837855 per unit                             4,980
  Trust Quality Bond Portfolio -600,904 accumulation units at $10.107693 per unit                                6,074
  Trust Small Cap Stock Portfolio - 759,505 accumulation units at $10.601053 per unit                            8,052
  Trust Large Cap Stock Portfolio - 1,452,773 accumulation units at $10.434763 per unit                         15,159
  Trust Select Equity Portfolio - 1,199,716 accumulation units at $10.098491 per unit                           12,115
  Trust International Equity Portfolio - 838,318 accumulation units at $10.359859 per unit                       8,685
  Fund Growth and Income - 11,249,326 accumulation units at $23.418841 per unit                                263,446
  Fund Global Equity - 167,133 accumulation units at $15.371697 per unit                                         2,569
  GACC Money Market Portfolio - 23,703 accumulation units at $10.131477 per unit                                   240
                                                                                                            ----------

   TOTAL CONTRACT OWNERS' EQUITY                                                                               560,869
                                                                                                            ----------

   TOTAL LIABILITIES AND CONTRACT OWNERS' EQUITY                                                            $  560,998
                                                                                                            ==========

See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30, 1996 (Unaudited)
(In thousands of dollars)



              COVA
                                             LORD ABBETT


        SERIES TRUST
                                      SERIES FUND, INC.             GACC



                                QUALITY    HIGH     GROWTH &    MONEY    STOCK      BOND      QUALITY     INTL       SMALL
                                INCOME     YIELD     INCOME    MARKET    INDEX   DEBENTURE     BOND      EQUITY    CAP STOCK
                               ---------  -------  ----------  -------  -------  ----------  ---------  --------  -----------

INVESTMENT INCOME:


    Dividends                  $  1,370   $1,667   $     208   $ 1,314  $  796   $       15  $     68   $    36   $       13
      Total Income                1,370    1,667         208     1,314     796           15        68        36           13


 EXPENSES:
    Mortality and Expense                      `
       Risk Fee                     461      357         226       315     811           13        28        34           32

    Administrative Fee               55       43          27        38      97            2         3         4            4
      Total Expenses                516      400         253       353     908           15        31        38           36

Net Investment Income               854    1,267         (45)      961    (112)           0        37        (2)         (23)

NET REALIZED GAIN/(LOSS)
  ON INVESTMENTS                    (27)    (204)        105        --   3,308            6        (6)       71           46

NET CHANGE IN UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS     (1,265)   1,255       1,808        --   6,580          224        40       184          278

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS     (1,292)   1,051       1,913        --   9,888          230        34       255          324

NET INCREASE/(DECREASE) IN
  CONTRACT OWNERS' EQUITY
  RESULTING FROM OPERATIONS       ($438)  $2,318   $   1,868   $   961  $9,776   $      230  $     71   $   253   $      301

                                  LARGE      SELECT    GROWTH &    GLOBAL    Money
                                CAP STOCK    EQUITY     INCOME     EQUITY    Market    Total
                               -----------  --------  ----------  --------  --------

INVESTMENT INCOME:


    Dividends                  $       69   $    23          --        --        --   $ 5,579
      Total Income                     69        23          --        --        --     5,579


 EXPENSES:
    Mortality and Expense
       Risk Fee                        70        37       2,135        24         1     4,544

    Administrative Fee                  9         4         256         3        --       545
      Total Expenses                   79        41       2,391        27         1     5,089

Net Investment Income                 (10)      (18)     (2,391)      (27)       (1)      490

NET REALIZED GAIN/(LOSS)
  ON INVESTMENTS                        5       (17)         92        14        --     3,393

NET CHANGE IN UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS          639       263      23,676       159         2    33,843

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS          644       246      23,768       173         2    37,236

NET INCREASE/(DECREASE) IN
  CONTRACT OWNERS' EQUITY
  RESULTING FROM OPERATIONS    $      634   $   228   $  21,377   $   146   $     1   $37,726


                               See Accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                               STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
                      For the Nine Months Ended September 30, 1996 (Unaudited)
                                                     (In thousands of dollars)


                           COVA

                                                                   LORD ABBETT


                     SERIES TRUST

                                           SERIES FUND, INC.              GACC

                                                                      ________


                                   QUALITY     HIGH     GROWTH &     MONEY      STOCK       BOND       QUALITY     INTL
                                   INCOME     YIELD      INCOME     MARKET      INDEX     DEBENTURE     BOND      EQUITY
                                  ---------  --------  ----------  ---------  ---------  -----------  ---------  --------
FROM OPERATIONS:
  Net Investment Income           $    854   $ 1,267        ($45)  $    961      ($112)  $        0   $     37       ($2)
  Net Realized Gain/(Loss)
    on Investments                     (27)     (204)        105         __      3,308            6         (6)       71
  Net Unrealized Gain/(Loss)
    on Investments                  (1,265)    1,255       1,808         __      6,580          224         40       184

NET INCREASE/(DECREASE) IN
  Contract Owners' Equity
    Resulting from Operations         (438)    2,318       1,868        961      9,776          230         71       253

From Account Unit Transactions:

 Contributions by Cova Life             --        --          --         --         --          500      5,000     5,000

 Redemptions by Cova Life               --        --          --         --         --         (508)    (1,000)   (5,128)

 Proceeds from Units of
  the Account Sold                   1,460     1,624       2,360     36,144      2,661        2,793        641     3,774
 Payments for Units of the
  Account Redeemed                  (3,037)   (1,767)       (677)    (1,984)    (3,248)         (17)        (5)       (6)
Account Transfers                   13,504     3,090       5,286    (36,297)   (11,327)       1,982      1,367     4,792

Net Increase/(Decrease) in
  Contract Owners' Equity
    From Account Unit
      Transactions                  11,927     2,947       6,969     (2,137)   (11,914)       4,750      6,003     8,432

Net Increase/(Decrease) in
  Contract Owners' Equity           11,489     5,265       8,837     (1,176)    (2,138)       4,980      6,074     8,685

Contract Owners' Equity:
  Beginning of Period               41,253    36,512      19,617     34,128     85,762           --         --        --
  End of Period                   $ 52,742   $41,777   $  28,454   $ 32,952   $ 83,624   $    4,980   $  6,074   $ 8,685

                                   SMALL       LARGE       SELECT      GROWTH &    GLOBAL    Money
                                             CAP STOCK    CAP STOCK     EQUITY     INCOME    EQUITY    MARKETTOTAL
                                            -----------  -----------  ----------  --------  --------  -------------
FROM OPERATIONS:
  Net Investment Income              ($23)        ($10)        ($18)    ($2,391)     ($27)      ($1)  $        490
  Net Realized Gain/(Loss)
    on Investments                     46            5          (17)         92        14        __          3,393
  Net Unrealized Gain/(Loss)
    on Investments                    278          639          263      23,676       159         2         33,843

NET INCREASE/(DECREASE) IN
  Contract Owners' Equity
    Resulting from Operations         301          634          228      21,377       146         1         37,726

From Account Unit Transactions:

 Contributions by Cova Life         5,000       15,000        5,000          --        --        --         35,500

 Redemptions by Cova Life          (5,135)      (2,206)      (4,922)         --        --        --        (18,899)

 Proceeds from Units of
  the Account Sold                  3,703          477        6,338      24,061       142        61         86,239
 Payments for Units of the
  Account Redeemed                    (11)          (1)         (28)     (8,717)     (201)       --        (19,699)
Account Transfers                   4,194        1,255        5,499      36,095       (18)      178         29,600

Net Increase/(Decrease) in
  Contract Owners' Equity
    From Account Unit
      Transactions                  7,751       14,525       11,887      51,439       (77)      239        112,741

Net Increase/(Decrease) in
  Contract Owners' Equity           8,052       15,159       12,115      72,816        69       240        150,467

Contract Owners' Equity:
  Beginning of Period                  --           --           --     190,630     2,500        --        410,402
  End of Period                   $ 8,052   $   15,159   $   12,115   $ 263,446   $ 2,569   $   240   $    560,869

                               See accompanying notes to financial statements.

                               STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
                                          For the Year Ended December 31, 1995
                                                     (In thousands of dollars)

                             VAN KAMPEN MERRITT
                                                                   LORD ABBETT

                                       SERIES TRUST
                                                             SERIES FUND, INC.



                                  QUALITY     HIGH     GROWTH &     MONEY     STOCK    GROWTH &    GLOBAL
                                   INCOME    YIELD      INCOME     MARKET     INDEX     INCOME     EQUITY     TOTAL
                                  --------  --------  ----------  ---------  -------  ----------  --------  ---------
From Operations:
  Net Investment Income           $  1,948  $ 2,332   $   1,371   $  2,318   $ 2,875  $  12,501   $   149   $ 23,495
  Net Realized Gain/(Loss)
    on Investments                      16     (117)         46         __     2,589        383        63      2,980
  Net Unrealized Gain
    on Investments                   3,600    1,786       2,248        110    11,838     22,184         5     41,771

Net Increase in Contract
  Owners' Equity
    Resulting from
     Operations                      5,564    4,001       3,665      2,428    17,302     35,069       217     68,246

From Account Unit Transactions:

 Redemptions by Cova
  Financial Services Life
  Insurance Company                     __       __          __         __        __         __      (132)      (132)
 Proceeds from Units of
  the Account Sold                   2,609    3,648       2,179     27,608     2,384     29,458       686     68,572
 Payments for Units of the
  Account Redeemed                   5,174   (2,111)       (718)    (4,508)    4,200    (18,059)   (1,244)   (36,014)
Account Transfers                    4,321   11,321       3,550     67,278    33,469     29,746      (135)    14,994

Net Increase/(Decrease) in
  Contract Owners' Equity
    From Account Unit
      Transactions                   1,756   12,858       5,011    (44,178)   31,653     41,145      (825)    47,420

Net Increase/(Decrease) in
  Contract Owners' Equity            7,320   16,859       8,676    (41,750)   48,955     76,214      (608)   115,666

Contract Owners' Equity:
  Beginning of Period               33,933   19,653      10,941     75,878    36,807    114,416     3,108    294,736
  End of Period                   $ 41,253  $36,512   $  19,617   $ 34,128   $85,762  $ 190,630   $ 2,500   $410,402
                                            ========  ==========  =========  =======  ==========  ========  =========


                               See accompanying notes to financial statements.


                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                 NOTES TO FINANCIAL STATEMENTS

                      For the Nine Months Ended September 30, 1996 (Unaudited)


                                                             1.  Organization:

Cova Variable Annuity Account One, (the "Separate Account") is a separate investment account established by a resolution of the Board of Directors of Cova Financial Services Life Insurance Company ("Cova Life"). The Separate Account operates as a Unit Investment Trust under the Investment Company Act of 1940.

The Separate Account is divided into sub-accounts, with the assets of each sub-account invested in the Cova Series Trust (formerly Van Kampen Merritt Series Trust) ("Trust"), the Lord Abbett Series Fund, Inc. ("Fund") or General American Capital Company (GACC). All portfolios of the Trust are managed by Cova Investment Advisory Corporation (the Adviser). The Trust has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser manages the investment operations of the Trusts affairs. The Trust pays the Adviser a monthly fee based on the average daily net assets. The Adviser has entered into a sub-advisory agreement with Van Kampen American Capital Investment Advisory Corp., J.P. Morgan Investment Management, Inc. and Lord, Abbett & Co. for investment advisory services in connection with the management of the Trust. During 1996 and prior, the Trust portfolios available for investment were the Quality Income, High Yield, Growth and Income, Money Market, Stock Index, Select Equity, Large Cap Stock, Small Cap Stock, International Equity, Quality Bond, and Bond Debenture Portfolios. The Fund had two portfolios available for investment during and prior to 1996; the Growth and Income Global Equity Portfolios. GACC had the Money Market Portfolio available for investment in 1996. Not all portfolios of the Trust, Fund and GACC are available for investment depending upon the nature and specific terms of the different contracts currently being offered for sale. The Trust, Fund and GACC are all diversified, open-end, management investment companies which are intended to meet differing investment objectives.

The Trust Quality Income Portfolio invests in U.S. Government issued debt obligations and in various investment-grade debt instruments, including mortgage pass-through certificates and collateralized mortgage obligations. The Trust High Yield Portfolio invests primarily in medium and lower-grade debt securities and futures and options contracts. The Trust Growth and Income Portfolio invests primarily in common stocks and futures and options contracts. The Trust Money Market and GACC Money Market Portfolios invest in short-term money market instruments. The Trust Stock Index Portfolio invests in common stocks, stock index futures and options, and short-term securities. The Trust Select Equity and Large Cap Stock Portfolios invest in stocks of large and medium-sized companies holding from 60 to 90 and from 225 to 250 stocks, respectively. The Trust Small Cap Stock Portfolio invests primarily in the common stock of small U.S. companies. The Trust International Equity Portfolio invests primarily in stocks of established companies based in developed countries. The Trust Quality Bond Portfolio investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Trust Bond Debenture Portfolio invests primarily in convertible and discount debt securities. The Fund Growth and Income Portfolio invests in common stocks. The Fund Global Equity Portfolio invests primarily in both domestic and foreign common stocks and forward currency contracts.

In order to satisfy diversification requirements and provide for optimum policyholder returns, Cova Life has made periodic contributions to the Trust and Fund to provide for the initial purchases of investments. In return, Cova Life has been credited with accumulation units of the Separate Account. As additional funds are received through policyholder deposits, Cova Life has, at its discretion and without adversely impacting the investment operations of the Trust and Fund, removed its capital investment in the Separate Account by liquidating accumulation units. Since inception, $48,700,000 has been contributed to the Separate Account by Cova Life of which, after subsequent redemptions and net of realized and unrealized gains and losses on investments, $17,403,720 remains as of September 30, 1996.















KPMG Peat Marwick LLP
1010 Market Street
St. Louis, MO 63101-2085


                         INDEPENDENT AUDITOR'S REPORT

The Contract Owners of Cova Variable
       Annuity Account One
Cova Financial Services Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the Quality Income, High Yield, Growth and Income, Money Market, and Stock Index sub-accounts (investment options within the Van Kampen Merritt Series Trust) and the Growth and Income and Global Equity sub-accounts (investment options within the Lord Abbett Series Fund, Inc.) of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company (the Separate Account) as of December 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in contract owners' equity for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1995 by correspondence with the Van Kampen Merritt Series Trust and the Lord Abbett Series Fund, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company as of December 31, 1995, and the results of their operations for the year then ended, the changes in their contract owners' equity for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


By: /s/ KPMG PEAT MARWICK LLP

       ___________________________
             KPMG Peat Marwick LLP

February 9, 1996

















COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

ASSETS

INVESTMENTS:


VAN KAMPEN MERRITT SERIES TRUST:
  Quality Income Portfolio - 3,795,029 shares at a net asset value of $10.87 per share (cost $39,788,169)       $   41,257,437
  High Yield Portfolio - 3,495,538 shares at a net asset value of $10.45 per share (cost $36,977,062)               36,515,856
  Growth and Income Portfolio - 1,568,033 shares at a net asset value of $12.51 per share (cost $17,983,818)        19,619,568
  Money Market Portfolio - 34,132,295 shares at a net asset value of $1.00 per share (cost $34,132,295)             34,132,295
  Stock Index Portfolio - 6,195,688 shares at a net asset value of $13.84 per share (cost $74,796,201)              85,772,259

LORD ABBETT SERIES FUND, INC:
  Growth and Income Portfolio - 12,510,916 shares at a net asset value of $15.24 per share (cost $168,182,678)     190,651,303
  Global Equity Portfolio - 218,212 shares at a net asset value of $11.46 per share (cost $2,347,939)                2,500,282
                                                                                                                --------------


   TOTAL ASSETS                                                                                                 $  410,449,000

LIABILITIES AND CONTRACT OWNERS' EQUITY

FEES PAYABLE TO COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY                                                  $       46,951

CONTRACT OWNERS' EQUITY:
  Trust Quality Income - 2,690,633 accumulation units at $15.331971 per unit                                        41,252,707
  Trust High Yield - 1,870,232 accumulation units at $19.522535 per unit                                            36,511,673
  Trust Growth and Income - 1,342,833 accumulation units at $14.608904 per unit                                     19,617,323
  Trust Money Market - 2,987,132 accumulation units at $11.425133 per unit                                          34,128,376
  Trust Stock Index - 5,436,980 accumulation units at $15.773906 per unit                                           85,762,417
  Fund Growth and Income - 8,947,108 accumulation units at $21.306277 per unit                                     190,629,558
  Fund Global Equity - 172,206 accumulation units at $14.517502 per unit                                             2,499,995
                                                                                                                --------------


   TOTAL CONTRACT OWNERS' EQUITY                                                                                   410,402,049
                                                                                                                --------------


   TOTAL LIABILITIES AND CONTRACT OWNERS' EQUITY                                                                $  410,449,000



See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF OPERATIONS
For the Year Ended December 31, 1995



          VAN KAMPEN MERRITT
LORD ABBETT

                  SERIES TRUST
      SERIES FUND, INC.



                                QUALITY        HIGH       GROWTH &      MONEY        STOCK       GROWTH &     GLOBAL
                                INCOME        YIELD        INCOME      MARKET        INDEX        INCOME      EQUITY
                              -----------  ------------  ----------  -----------  -----------  ------------  --------

INVESTMENT INCOME:
 INCOME:
    Dividends                 $ 2,492,472  $ 2,739,550   $1,564,298  $ 3,041,467  $ 3,700,759  $ 14,542,511  $187,705
                              -----------  ------------  ----------  -----------  -----------  ------------  --------
      Total Income              2,492,472    2,739,550    1,564,298    3,041,467    3,700,759    14,542,511   187,705


 EXPENSES:
    Mortality and Expense
       Risk Fee                   486,430      363,864      172,191      646,185      737,442     1,822,160    34,676
    Administrative Fee             58,371       43,664       20,663       77,542       88,493       218,659     4,161
      Total Expenses              544,801      407,528      192,854      723,727      825,935     2,040,819    38,837



Net Investment Income           1,947,671    2,332,022    1,371,444    2,317,740    2,874,824    12,501,692   148,868


Net Realized Gain/(Loss)
  on Investments                   16,010     (117,175)      45,687          _ _    2,588,787       382,600    62,728


Net Change in Unrealized
  Gain on Investments           3,599,953    1,785,959    2,247,668      109,903   11,838,391    22,183,647     5,346


Net Realized and Unrealized
  Gain on Investments           3,615,963    1,668,784    2,293,355      109,903   14,427,178    22,566,247    68,074


Net Increase in Contract
  Owners' Equity Resulting
  From Operations             $5,563,6343  $4,000,8066   $3,664,799  $2,427,6433  $17,302,002  $35,067,9399  $216,942
                              ===========  ============  ==========  ===========  ===========  ============  ========


                                 TOTAL
                              ------------

INVESTMENT INCOME:
 INCOME:
    Dividends                 $ 28,268,762
                              ------------
      Total Income              28,268,762


 EXPENSES:
    Mortality and Expense
       Risk Fee                  4,262,948
    Administrative Fee             511,553
      Total Expenses             4,774,501



Net Investment Income           23,494,261


Net Realized Gain/(Loss)
  on Investments                 2,978,637


Net Change in Unrealized
  Gain on Investments           41,770,867


Net Realized and Unrealized
  Gain on Investments           44,749,504


Net Increase in Contract
  Owners' Equity Resulting
  From Operations             $68,243,7655
                              ============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
For the Year Ended December 31, 1995

               VAN KAMPEN MERRITT
              LORD ABBETT

                         SERIES TRUST
                      SERIES FUND, INC.

________________________________________________________
___________________


                                     QUALITY         HIGH        GROWTH &        MONEY         STOCK        GROWTH &
                                     INCOME         YIELD         INCOME        MARKET         INDEX         INCOME
                                  -------------  ------------  ------------  -------------  ------------  -------------
FROM OPERATIONS:
  Net Investment Income           $  1,947,671   $ 2,332,022   $ 1,371,444   $  2,317,740   $ 2,874,824   $ 12,501,692
  Net Realized Gain/(Loss)
    on Investments                      16,010      (117,175)       45,687            _ _     2,588,787        382,600
  Net Unrealized Gain
    on Investments                   3,599,953     1,785,959     2,247,668        109,903    11,838,391     22,183,647

NET INCREASE IN CONTRACT
  Owners' Equity
    Resulting from
     Operations                      5,563,634     4,000,806     3,664,799      2,427,643    17,302,002     35,067,939

From Account Unit Transactions:

 Redemptions by Cova
  Financial Services Life
  Insurance Company                        _ _           _ _           _ _            _ _           _ _            _ _
 Proceeds from Units of
  the Account Sold                   2,609,198     3,648,081     2,179,253     27,608,801     2,384,152     29,457,859
 Payments for Units of the
  Account Redeemed                  (5,173,896)   (2,111,627)     (717,441)    (4,508,332)   (4,199,482)   (18,058,651)
Account Transfers                    4,321,271    11,321,086     3,550,031    (67,277,501)   33,469,082     29,746,158

Net Increase/(Decrease) in
  Contract Owners' Equity
    From Account Unit
      Transactions                   1,756,573    12,857,540     5,011,843    (44,177,032)   31,653,752     41,145,366

Net Increase/(Decrease) in
  Contract Owners' Equity            7,320,207    16,858,346     8,676,642    (41,749,389)   48,955,754     76,213,305

Contract Owners' Equity:
  Beginning of Period               33,932,500    19,653,327    10,940,681     75,877,765    36,806,663    114,416,253
  End of Period                   $41,252,7077   $36,511,673   $19,617,323   $ 34,128,376   $85,762,417   $190,629,558
                                  =============  ============  ============  =============  ============  =============



                                     GLOBAL
                                     EQUITY         TOTAL
                                  ------------  -------------
FROM OPERATIONS:
  Net Investment Income           $   148,868   $ 23,494,261
  Net Realized Gain/(Loss)
    on Investments                     62,728      2,978,637
  Net Unrealized Gain
    on Investments                      5,346     41,770,867

NET INCREASE IN CONTRACT
  Owners' Equity
    Resulting from
     Operations                       216,942     68,243,765

From Account Unit Transactions:

 Redemptions by Cova
  Financial Services Life
  Insurance Company                  (131,875)      (131,875)
 Proceeds from Units of
  the Account Sold                    686,017     68,573,361
 Payments for Units of the
  Account Redeemed                 (1,244,057)   (36,013,486)
Account Transfers                    (135,353)    14,994,774

Net Increase/(Decrease) in
  Contract Owners' Equity
    From Account Unit
      Transactions                   (825,268)    47,422,774

Net Increase/(Decrease) in
  Contract Owners' Equity            (608,326)   115,666,539

Contract Owners' Equity:
  Beginning of Period               3,108,321    294,735,510
  End of Period                   $ 2,499,995   $410,402,049
                                  ============  =============



See accompanying notes to financial statements.


VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
For the Year Ended December 31, 1994


                     VAN KAMPEN MERRITT
              LORD ABBETT

                            SERIES TRUST
                     SERIES FUND, INC.



                                  TOTAL



                                                              $12,184,894

                                                              (2,376,747)

                                                             (12,420,870)




                                                              (2,612,723)





                                                                (165,388)

                                                               51,347,975

                                                             (17,333,821)
                                                                3,525,880




                                                               37,374,646



                                                               34,761,923



                                                              259,973,587
                                                             $294,735,510

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - QUALITY INCOME PORTFOLIO

                                                                      For the Year    For the Year    For the Year
                                                                         Ended           Ended           Ended
                                                                        12/31/95        12/31/94        12/31/93
                                                                     --------------  --------------  --------------
Accumulation Unit Value,
  Beginning of Period                                                $       13.17   $       13.97   $       12.75

  Net Investment Income                                                        .72             .60            1.00

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                                            1.44           (1.40)            .22


 Total from Investment Operations Operations1.38(.80)1.22.73.140 O            2.16            (.80)           1.22
-------------------------------------------------------------------

 Accumulation Unit Value,
  End of Period                                                      $       15.33   $       13.17   $       13.97
                                                                     ==============  ==============  ==============


Total Return*                                                                16.41%           5.70%           9.50%


Contract Owners Equity ,
  End of  Period (in thousands)                                      $      41,253   $      33,933   $      51,111

Ratio of Expenses to Average
  Contract Owners' Equity                                                     1.40%           1.40%           1.40%


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                                            4.99%           4.48%           8.30%


Number of Units Outstanding
  at End of Period                                                       2,690,633       2,576,412       3,659,656


                                                                      For the Year    For the Year
                                                                         Ended           Ended
                                                                        12/31/92        12/31/91
                                                                     --------------  --------------
Accumulation Unit Value,
  Beginning of Period                                                $       12.02   $       10.62

  Net Investment Income                                                        .64             .67

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                                             .09             .73


 Total from Investment Operations Operations1.38(.80)1.22.73.140 O             .73            1.40
-------------------------------------------------------------------

 Accumulation Unit Value,
  End of Period                                                      $       12.75   $       12.02
                                                                     ==============  ==============


Total Return*                                                                 6.10%          13.20%


Contract Owners Equity ,
  End of  Period (in thousands)                                      $      24,124   $       6,779

Ratio of Expenses to Average
  Contract Owners' Equity                                                     1.40%           1.40%


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                                            5.45%           6.09%


Number of Units Outstanding
  at End of Period                                                       1,891,499         563,960

* Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - HIGH YIELD PORTFOLIO

                                    For the Year    For the Year    For the Year    For the Year    For the Year
                                       Ended           Ended           Ended           Ended           Ended
                                      12/31/95        12/31/94        12/31/93        12/31/92        12/31/91

Accumulation Unit Value,
  Beginning of Period              $       16.98   $       18.02   $       14.99   $       12.75   $       10.06
                                   --------------  --------------  --------------  --------------  --------------

  Net Investment Income                     1.44            1.38            1.80            2.26            1.14

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                          1.10           (2.42)           1.23            (.02)           1.55


Total from Investment Operations            2.54           (1.04)           3.03            2.24            2.69

Accumulation Unit Value,
  End of Period                    $       19.52   $       16.98   $       18.02   $       14.99   $       12.75
                                   ==============  ==============  ==============  ==============  ==============


Total Return*                              14.99%         (5.79)%          20.21%          17.53%          26.73%


Contract Owners Equity ,
  End of  Period (in thousands)    $      36,512   $      19,653   $      18,846   $       5,416   $       3,803


Ratio of Expenses to Average
  Contract Owners' Equity                   1.40%           1.40%           1.40%           1.40%           1.40%


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                          7.98%           7.92%          13.05%          16.04%           9.83%


Number of Units Outstanding
  at End of Period                     1,870,232       1,157,642       1,045,815         361,296         298,202

* Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - GROWTH & INCOME PORTFOLIO

                                                                                        For the Period From
                                    For the Year    For the Year    For the Year              5/1/92
                                       Ended           Ended           Ended       (Commencement of Operations)
                                      12/31/95        12/31/94        12/31/93           Through 12/31/92
Accumulation Unit Value,
  Beginning of Period              $       11.20   $       11.92   $       10.47   $                       10.00
                                   --------------  --------------  --------------  -----------------------------

  Net Investment Income                     1.02             .19             .54                             .19

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                          2.39            (.91)            .91                             .28


Total from Investment Operations            3.41            (.72)           1.45                             .47

Accumulation Unit Value,
  End of Period                    $       14.61   $       11.20   $       11.92   $                       10.47
                                   ==============  ==============  ==============  =============================


Total Return**                             30.49%         (6.07)%          13.84%                         7.09%*


Contract Owners Equity ,
  End of  Period (in thousands)    $      19,617   $      10,941   $       6,528   $                       2,627


Ratio of Expenses to Average
  Contract Owners' Equity                   1.40%           1.40%           1.40%                         1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                          9.92%           2.05%           7.54%                         3.82%*


Number of Units Outstanding
  at End of Period                     1,342,833         977,209         574,643                         250,919

*    Annualized
**   Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.

                               See accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                          FINANCIAL HIGHLIGHTS
    Financial Highlights for each accumulation unit outstanding throughout the period
                                          per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - MONEY MARKET PORTFOLIO

                                    For the Year Months    For the Year    For the Year    For the Year
                                           Ended              Ended           Ended           Ended
                                         12/31/95            12/31/94        12/31/93        12/31/92

Accumulation Unit Value,
  Beginning of Period              $              10.90   $       10.61   $       10.46   $       10.21
                                   ---------------------  --------------  --------------  --------------

  Net Investment Income                             .50             .30             .19             .25

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                  .03            (.01)           (.04)             --


Total from Investment Operations                    .53             .29             .15             .25

Accumulation Unit Value,
  End of Period                    $              11.43   $       10.90   $       10.61   $       10.46
                                   =====================  ==============  ==============  ==============


Total Return**                                     4.85%           2.70%           1.45%           2.44%


Contract Owners Equity ,
  End of  Period (in thousands)    $             34,128   $      75,878   $       6,552   $       4,031


Ratio of Expenses to Average
  Contract Owners' Equity                          1.40%           1.40%           1.40%           1.40%


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                 4.48%           2.90%           1.78%           2.46%


Number of Units Outstanding
  at End of Period                            2,987,132       6,963,421         617,575         385,448


                                         For the Period
                                          From 11/1/91
                                   Through 12/31/91 12/31/91

Accumulation Unit Value,
  Beginning of Period              $                    10.00
                                   --------------------------

  Net Investment Income                                   .21

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                         --


Total from Investment Operations                          .21

Accumulation Unit Value,
  End of Period                    $                    10.21
                                   ==========================


Total Return**                                         4.19%*


Contract Owners Equity ,
  End of  Period (in thousands)    $                    5,386


Ratio of Expenses to Average
  Contract Owners' Equity                              1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                     4.04%*


Number of Units Outstanding
  at End of Period                                    527,571

*    Annualized
** Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.

                               See accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                          FINANCIAL HIGHLIGHTS
    Financial Highlights for each accumulation unit outstanding throughout the period
                                          per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - STOCK INDEX PORTFOLIO


                                    For the Year Months    For the Year    For the Year    For the Year     For the Period
                                           Ended              Ended           Ended           Ended          From 11/1/91
                                         12/31/95            12/31/94        12/31/93        12/31/92      Through 12/31/91

Accumulation Unit Value,
  Beginning of Period              $              11.68   $       11.87   $       11.05   $       10.55   $           10.00
                                   ---------------------  --------------  --------------  --------------  ------------------

  Net Investment Income                             .51             .37             .22             .52                (.02)

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                 3.58            (.56)            .60            (.02)                .57



Total from Investment Operations                   4.09            (.19)            .82             .50                 .55

Accumulation Unit Value,
  End of Period                    $              15.77   $       11.68   $       11.87   $       11.05   $           10.55
                                   =====================  ==============  ==============  ==============  ==================



Total Return**                                    35.06%         (1.58)%           7.35%           4.75%            38.03%*


Contract Owners Equity ,
  End of Period (in thousands)     $             85,762   $      36,807   $      91,269   $      34,979   $           6,753


Ratio of Expenses to Average
  Contract Owners' Equity                          1.40%           1.40%           1.40%           1.40%             1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                 4.85%           2.10%           2.99%          10.02%           (1.40)%*


Number of Units Outstanding
  at End of Period                            5,436,980       3,151,443       7,691,151       3,164,251             639,923

*   Annualized
** Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.

                               See accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                          FINANCIAL HIGHLIGHTS
    Financial Highlights for each accumulation unit outstanding throughout the period
                                          per sub-account are presented below:


LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO

                                    For theYear    For the Year    For the Year    For the Year    For the Year
                                       Ended          Ended           Ended           Ended           Ended
                                     12/31/95        12/31/94        12/31/93        12/31/92        12/31/91

Accumulation Unit Value,
  Beginning of Period              $      16.64   $       16.42   $       14.50   $       12.73   $       10.15
                                   -------------  --------------  --------------  --------------  --------------

  Net Investment Income                    1.37             .76             .88            1.06             .85

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                         3.30            (.54)           1.04             .71            1.73


Total from Investment Operations           4.67             .22            1.92            1.77            2.58
                                   -------------  --------------  --------------  --------------  --------------

Accumulation Unit Value,
---------------------------------
  End of Period                    $      21.31   $       16.64   $       16.42   $       14.50   $       12.73
---------------------------------  =============  ==============  ==============  ==============  ==============


Total Return*                             28.03%           1.32%          13.24%          13.98%          25.42%
---------------------------------  -------------  --------------  --------------  --------------  --------------


Contract Owners Equity ,
---------------------------------
  End of  Period (in thousands)    $    190,630   $     114,416   $      82,033   $      37,146   $      18,154
---------------------------------  -------------  --------------  --------------  --------------  --------------


Ratio of Expenses to Average
---------------------------------
  Contract Owners' Equity                  1.40%           1.40%           1.40%           1.40%           1.40%
---------------------------------  -------------  --------------  --------------  --------------  --------------


Ratio of Net Investment Income
---------------------------------
  to Average Contract
---------------------------------
    Owners' Equity                         8.57%           5.40%           8.12%          10.59%           9.05%
---------------------------------  -------------  --------------  --------------  --------------  --------------


Number of Units Outstanding
---------------------------------
  at End of Period                    8,947,108       6,875,139       4,994,582       2,560,999       1,426,577
---------------------------------  -------------  --------------  --------------  --------------  --------------

* Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.


                               See accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                          FINANCIAL HIGHLIGHTS
    Financial Highlights for each accumulation unit outstanding throughout the period
                                          per sub-account are presented below:


LORD ABBETT SERIES FUND, INC. - GLOBAL EQUITY PORTFOLIO

                                    For the Year Months    For the Year    For the Year    For the Year    For the Year
                                   ---------------------  --------------  --------------  --------------  --------------
                                           Ended              Ended           Ended           Ended           Ended
                                   ---------------------  --------------  --------------  --------------  --------------
                                         12/31/95            12/31/94        12/31/93        12/31/92        12/31/91
                                   ---------------------  --------------  --------------  --------------  --------------


Accumulation Unit Value,
---------------------------------
  Beginning of Period              $              13.33   $       13.29   $       10.64   $       10.97   $        9.79
---------------------------------  ---------------------  --------------  --------------  --------------  --------------

  Net Investment Income                             .91            1.45             .24             .18             .14

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                  .28           (1.41)           2.41            (.51)           1.04


Total from Investment Operations                   1.19             .04            2.65            (.33)           1.18
                                   ---------------------  --------------  --------------  --------------  --------------

Accumulation Unit Value,
---------------------------------
  End of Period                    $              14.52   $       13.33   $       13.29   $       10.64   $       10.97
---------------------------------  =====================  ==============  ==============  ==============  ==============


Total Return*                                      8.91%            .27%          24.91%         (2.98)%          12.02%
---------------------------------  ---------------------  --------------  --------------  --------------  --------------


Contract Owners Equity ,
---------------------------------
  End of  Period (in thousands)    $              2,500   $       3,108   $       3,635   $       3,249   $       4,292
---------------------------------  ---------------------  --------------  --------------  --------------  --------------


Ratio of Expenses to Average
---------------------------------
  Contract Owners' Equity                          1.40%           1.40%           1.40%           1.40%           1.40%
---------------------------------  ---------------------  --------------  --------------  --------------  --------------


Ratio of Net Investment Income
---------------------------------
  to Average Contract
---------------------------------
    Owners' Equity                                 5.36%           9.78%           1.88%           1.38%           2.19%
---------------------------------  ---------------------  --------------  --------------  --------------  --------------


Number of Units Outstanding
---------------------------------
  at End of Period                              172,206         233,186         273,399         305,314         391,234
---------------------------------  ---------------------  --------------  --------------  --------------  --------------

* Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.


                               See accompanying notes to financial statements.


                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                 NOTES TO FINANCIAL STATEMENTS

                                For the years ended December 31, 1995 and 1994

                                                             1.  ORGANIZATION:

Cova  Variable  Annuity  Account One, (formerly Xerox Variable Annuity Account
One) (the "Separate Account") is a separate investment account established by a resolution of the Board of Directors of Cova Financial Services Life Insurance Company ("Cova Life") formerly known as Xerox Financial Services Life Insurance Company (Xerox Life). On June 1, 1995, a subsidiary of General American Life Insurance Company (GALIC) purchased Xerox Life under the terms of a stock purchase agreement. After closing of the sale transaction, Xerox Life and the Separate Account were renamed. Operations of the separate account were not affected by this transaction. The Separate Account operates as a Unit Investment Trust under the Investment Company Act of 1940.

The Separate Account is divided into sub-accounts, with the assets of each sub-account invested in either the Van Kampen Merritt Series Trust ("Trust") or the Lord Abbett Series Fund, Inc. ("Fund"). The Trust is managed by Van Kampen American Capital Investment Advisory Corp. During 1995 and prior, the Trust consisted of five portfolios available for investment; the Quality Income, High Yield, Growth & Income, Money Market, and Stock Index Portfolios.
 The Fund had two portfolios available for investment during and prior to 1995; the Growth and Income Global Equity Portfolios. Not all portfolios of the Trust and Fund are available for investment depending upon the nature and specific terms of the different contracts currently being offered for sale. Both the Trust and Fund are diversified, open-end, management investment companies which are intended to meet differing investment objectives.

The Trust Quality Income Portfolio invests in U.S. Government issued debt obligations and in various investment-grade debt instruments, including mortgage pass-through obligations and collateralized mortgage obligations. The Trust High Yield Portfolio invests in medium and lower-grade debt securities and futures and options contracts. The Trust Growth and Income Portfolio invests in common stocks and futures and options contracts. The Trust Money Market Portfolio invests in short-term money market instruments. The Trust Stock Index Portfolio invests in common stocks, stock index futures and options, and short-term securities. The Fund Growth and Income Portfolio invests in common stocks. The Fund Global Equity Portfolio invests in both domestic and foreign common stocks and forward currency contracts.

In order to satisfy diversification requirements and provide for optimum policyholder returns, Cova Life has made periodic contributions to the Trust and Fund to provide for the initial purchases of investments. In return, Cova Life has been credited with accumulation units of the Separate Account. As additional funds were received through policyholder deposits, Cova Life has, at its discretion and without adversely impacting the investment operations of the Trust and Fund, removed its capital investment in the Separate Account by liquidating all of its remaining accumulation units at December 31, 1995.

2.  SIGNIFICANT ACCOUNTING POLICIES:

A.  INVESTMENT VALUATION

Investments in shares of the Trust and Fund are carried in the statement of assets and liabilities at the underlying net asset value of the Trust and
Fund.    The  net asset value of the Trust and Fund has been determined on the market value basis and is valued daily by the Trust and Fund investment managers. Realized gains and losses are calculated by the average cost method.

B.  REINVESTMENT OF DIVIDENDS

Dividends received from net investment income and net realized capital gains are reinvested in additional shares of the portfolio of the Trust or Fund making the distribution or, at the election of the Separate Account, received in cash. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1995 and 1994

C.  FEDERAL INCOME TAXES

Operations of the Separate Account form a part of Cova Life, which is taxed as a "Life Insurance Company" under the Internal Revenue Code ("Code"). Under current provisions of the Code, no Federal income taxes are payable by Cova Life with respect to earnings of the Separate Account.

Under the principles set forth in Internal Revenue Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, Cova Life believes that it will be treated as the owner of the assets invested in the Separate Account for Federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in a contract owners' gross income until amounts are withdrawn or received pursuant to an Optional Payment Plan.

3.  CONTRACT CHARGES:

There are no deductions made from purchase payments for sales charges at the time of purchase. However, if all or a portion of the contract value is withdrawn, a withdrawal charge is calculated and deducted from the contract value. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided that the contract value prior to withdrawal exceeds $5,000, an owner may make a withdrawal each contract year of up to 10% of the aggregate purchase payments free from withdrawal charges. An annual contract maintenance charge of $30 is imposed on all contracts with contract values less than $50,000 on their policy anniversary. The charge covers the cost of contract administration for the previous year and is prorated between the sub-accounts to which the contract value is allocated.

Mortality and expense risks assumed by Cova Life are compensated by a charge equivalent to an annual rate of 1.25% of the value of net assets. The mortality risks assumed by Cova Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant, and to waive the withdrawal charge in the event of the death of the contract owner.

In addition, the Separate Account bears certain administration expenses, which are equivalent to an annual rate of .15% of net assets. These charges cover the cost of establishing and maintaining the contracts and Separate Account.

Cova Life currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin or upon withdrawal if Cova Life is unable to obtain a refund. Cova Life, however, reserves the right to deduct premium taxes when incurred.

4.  ACCOUNT TRANSFERS:

Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among other offered and available account options of the Separate Account and fixed rate annuities of Cova Life.
 If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred will be deducted from the account value. If the owner is participating in the Dollar Cost Averaging program, such related transfers are not taken into account in determining any transfer fee.







COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1995 and 1994


5.  GAIN/(LOSS) ON INVESTMENTS:

The table below summarizes realized and unrealized gains and losses on investments:


REALIZED GAIN/(LOSS) ON INVESTMENTS:

                                             FOR THE YEAR    FOR THE YEAR
                                                ENDED           ENDED
                                               12/31/95        12/31/94

Trust Quality Income Portfolio:
 Aggregate Proceeds From Sales              $  21,222,667   $  55,910,839
 Aggregate Cost                                21,206,657      58,510,084
   Net Realized Gain/(Loss) on Investments  $      16,010   $  (2,599,245)
                                            ==============  ==============

Trust High Yield Portfolio:
 Aggregate Proceeds From Sales              $   1,956,676   $   9,145,332
 Aggregate Cost                                 2,073,851       9,508,299
   Net Realized Loss on Investments         $    (117,175)  $    (362,967)
                                            ==============  ==============


Trust Growth and Income Portfolio:
 Aggregate Proceeds From Sales              $   1,127,323   $   1,423,903
 Aggregate Cost                                 1,081,636       1,445,563
                                            --------------  --------------
   Net Realized Gain/(Loss) on Investments  $      45,687   $     (21,660)
------------------------------------------  ==============  ==============


Trust Money Market Portfolio:
------------------------------------------
 Aggregate Proceeds From Sales              $  71,027,222   $  60,198,925
------------------------------------------  --------------  --------------
 Aggregate Cost                                71,027,222      60,198,925
------------------------------------------  --------------  --------------
   Net Realized Gain/(Loss) on Investments            _ _              --
------------------------------------------  ==============  ==============


Trust Stock Index Portfolio:
------------------------------------------
 Aggregate Proceeds From Sales              $  19,096,794   $  67,994,793
------------------------------------------  --------------  --------------
 Aggregate Cost                                16,508,007      67,715,975
------------------------------------------  --------------  --------------
   Net Realized Gain on Investments         $   2,588,787   $     278,818
------------------------------------------  ==============  ==============


COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1995 and 1994

5.  GAIN/(LOSS) ON INVESTMENTS, CONTINUED:


REALIZED GAIN/(LOSS) ON INVESTMENTS:

                                                         FOR THE YEAR    FOR THE YEAR
                                                            Ended           Ended
                                                           12/31/95        12/31/94
Fund Growth and Income Portfolio:
 Aggregate Proceeds From Sales                          $   4,042,598   $   3,887,963
 Aggregate Cost                                             3,659,998       3,701,950
   Net Realized Gain on Investments                     $     382,600   $     186,013
                                                        ==============  ==============

Fund Global Equity Portfolio:
 Aggregate Proceeds From Sales                          $     945,473   $     738,271
 Aggregate Cost                                               882,745         595,977
   Net Realized Gain on Investments                     $      62,728   $     142,294
                                                        ==============  ==============

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
------------------------------------------------------

Trust Quality Income Portfolio:
 End of Period                                          $   1,469,268   $  (2,130,685)
 Beginning of Period                                       (2,130,685)       (687,104)
   Net Change in Unrealized Gain/(Loss) on Investments  $   3,599,953   $  (1,443,581)
                                                        ==============  ==============

Trust High Yield Portfolio:
 End of Period                                          $    (461,206)  $  (2,247,165)
 Beginning of Period                                       (2,247,165)        278,327
   Net Change in Unrealized Gain/(Loss) on Investments  $   1,785,959   $  (2,525,492)
                                                        ==============  ==============

Trust Growth and Income Portfolio:
 End of Period                                          $   1,635,750   $    (611,918)
 Beginning of Period                                         (611,918)        168,575
   Net Change in Unrealized Gain/(Loss) on Investments  $   2,247,668   $    (780,493)
                                                        ==============  ==============

Trust Money Market Portfolio:
 End of Period                                                    _ _   $    (109,903)
 Beginning of Period                                         (109,903)        (32,286)
   Net Change in Unrealized Gain/(Loss) on Investments  $     109,903   $     (77,617)
                                                        ==============  ==============

COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1995 and 1994


5.  GAIN/(LOSS) ON INVESTMENTS, CONTINUED:

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

                                                         FOR THE YEAR    FOR THE YEAR
                                                            ENDED           ENDED
                                                                           12/31/94
                                                                                        12/31/95  12/31/94
Trust Stock Index Portfolio:
 End of Period                                          $  10,976,058   $    (862,333)
 Beginning of Period                                         (862,333)      2,144,041
   Net Change in Unrealized Gain/(Loss) on Investments  $  11,838,391   $  (3,006,374)
                                                        ==============  ==============

Fund Growth and Income Portfolio:
 End of Period                                          $  22,468,625   $     284,978
 Beginning of Period                                          284,978       4,422,497
   Net Change in Unrealized Gain/(Loss) on Investments  $  22,183,647   $  (4,137,519)
                                                        ==============  ==============

Fund Global Equity Portfolio:
 End of Period                                          $     152,343   $     146,997
 Beginning of Period                                          146,997         596,791
   Net Change in Unrealized Gain/(Loss) on Investments  $       5,346   $    (449,794)
                                                        ==============  ==============

                      COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1995 and 1994


6.  ACCOUNT UNIT TRANSACTIONS:

The change in the number of accumulation units resulting from account unit transactions is as follows:

                                                                   VAN KAMPEN
MERRITT                                               LORD ABBETT

SERIES TRUST                                                   SERIES FUND,
INC.
                                  _______________________________________
___________       __________________

__

                            QUALITY       HIGH      GROWTH &      MONEY        STOCK      GROWTH &    GLOBAL
                            INCOME       YIELD       INCOME      MARKET        INDEX       INCOME     EQUITY      TOTAL
                          -----------  ----------  ----------  -----------  -----------  ----------  --------  -----------
Balances at
   December 31, 1993       3,659,656   1,045,815     547,643      617,575    7,691,151   4,994,582   273,399   18,829,821

Redemptions by
   Cova Life                      --          --          --           --           --     (10,000)       --      (10,000)
Units Sold                   254,048     200,146     151,404    2,494,509      272,775     783,757        --    4,156,639
Units Redeemed              (226,584)    (78,180)    (25,238)    (367,835)    (345,996)   (264,803)  (36,859)  (1,345,495)
Units Transferred         (1,110,708)    (10,139)    303,400    4,219,172   (4,466.487)  1,371,603    (3,354)     303,487

Balances at
   December 31, 1994       2,576,412   1,157,642     977,209    6,963,421    3,151,443   6,875,139   233,186   21,934,452

Redemptions by Cova Life          --          --          --           --           --          --   (10,000)     (10,000)
Units Sold                   181,275     195,356     162,687    2,450,650      163,890   1,505,688    50,282    4,709,828
Units Redeemed              (362,174)   (114,779)    (55,487)    (405,521)    (300,704)   (940,462)  (91,135)  (2,270,262)
Units Transferred            295,120     632,013     258,424   (6,021,418)   2,422,351   1,506,743   (10,127)    (916,894)

Balance at
   December 31, 1995       2,690,633   1,870,232   1,342,833    2,987,132    5,436,980   8,947,108   172,206   23,447,124


7.  SUBSEQUENT EVENTS:

On February 9, 1996, the Board of Trustees of Van Kampen Merritt Series Trust voted to change the name of the Trust to Cova Series Trust, replace Van Kampen American Capital Investment Advisory Corp. with Cova Investment Advisory Corp. as Trust manager, and engage Van Kampen American Capital Investment Advisory






COVA FINANCIAL SERVICES
LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Consolidated Financial Statements

December 31, 1995, 1994 and 1993

(With Independent Auditors' Report Thereon)

                         INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder
Cova Financial Services Life Insurance Company:


We have audited the accompanying consolidated balance sheet of Cova Financial Services Life Insurance Company and subsidiary (a wholly owned subsidiary of Cova Corporation) as of December 31, 1995 (Successor or the Company) and the consolidated balance sheet of Xerox Financial Services Life Insurance Company and subsidiary as of December 31, 1994 (Predecessor), and the related consolidated statements of income, shareholders' equity and cash flows for the periods from June 1, 1995 to December 31, 1995 (Successor period), and from January 1, 1995 to May 31, 1995, and for the years ended December 31, 1994 and 1993 (Predecessor periods). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company and subsidiary as of December 31, 1995, and the results of their operations and their cash flows for the Successor period, in conformity with generally accepted accounting principles.
 Also, in our opinion, the aforementioned Predecessor consolidated financial statements present fairly, in all material respects, the financial position of Xerox Financial Services Life Insurance Company and subsidiary as of December 31, 1994, and the results of their operations and their cash flows for the Predecessor periods, in conformity with generally accepted accounting principles.

As discussed in note 3 to the consolidated financial statements, the Company changed its method of accounting for investments to adopt the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities," at January 1, 1994.


St. Louis, Missouri
April 15, 1996

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Consolidated Balance Sheets

December 31, 1995 and 1994
(In thousands of dollars)

                                                              THE COMPANY    PREDECESSOR
                 ASSETS                                           1995           1994



Investments:
  Debt securities available for sale at market
(cost of $583,868 in 1995 and $2,163,588 in 1994)            $  594,556  $          1,901,642
  Equity securities at market (cost: $10,650 in 1994)                --                 8,754
  Mortgage loans                                                 77,472                 6,825
  Real Estate                                                        --                26,735
  Policy loans                                                   19,125                17,691
  Other invested assets                                              --                 7,597
  Short-term investments at cost which approximates market        7,859                93,118

Total investments                                               699,012   2,062,362 3,566,750

Cash and cash equivalents - interest bearing                     59,312             1,133,999
Cash - non-interest bearing                                       2,944                 2,328
Receivable from sale of securities                                   --                25,829
Accrued investment income                                         9,116                33,222
Due from affiliates                                                  --                12,938
Deferred policy acquisition costs                                 8,708               213,362
Present value of future profits                                  43,914                    --
Goodwill                                                         23,358                    --
Guaranty assessments recoverable                                     --                12,192
Federal and state income taxes recoverable                        1,397                33,851
Deferred tax benefits (net)                                      13,556                56,135
Receivable from OakRe                                         2,391,982                    --
Reinsurance receivables                                           8,891                 1,457
Other assets                                                      2,426                 2,080
Separate account assets                                         410,449               294,803

Total Assets                                                 $3,675,065  $          3,884,558

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Consolidated Balance Sheets (continued)

December 31, 1995 and 1994
(In thousands of dollars)

                                                                THE COMPANY
PREDECESSOR
LIABILITIES AND SHAREHOLDERS' EQUITY                                1995          1994

Policyholder deposits                                          $3,033,763   $3,401,053
Future policy benefits                                             28,071       25,544
Payable on purchase of securities                                   5,327       46,285
Current Federal income tax payable                                  1,000           --
Accounts payable and other liabilities                             20,143       17,985
Future purchase price payable to OakRe                             23,967           --
Accrued liability for unrealized losses on off-balance-sheet
  derivative instruments                                               --       18,398
Guaranty assessments                                               14,259        2,046
Separate account liabilities                                      410,449      294,636

Total Liabilities                                               3,536,979   $3,805,947

Shareholders' equity:
  Common stock, $2 par value.  (Authorized 5,000,000 shares;
  issued and outstanding 2,899,446 shares in 1995 and 1994)         5,799        5,799
  Additional paid-in capital                                      129,586      136,534
  Retained earnings                                                   (63)       1,506
  Net unrealized appreciation/(depreciation) on securities,
    net of tax                                                      2,764      (65,228)

Total Shareholders' Equity                                        138,086       78,611

Total Liabilities and Shareholders' Equity                     $3,675,065   $3,884,558


                  See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                                             Consolidated Statements of Income

                                 Years ended December 31, 1995, 1994, and 1993
                                                     (In thousands of dollars)

                                                          THE COMPANY                PREDECESSOR
                                                                          7 MONTHS      5 MONTHS
                                                                              ENDED        ENDED
                                                      12/31/95     5/31/95       1994       1993

Revenues:
  Premiums (net of $106 premium ceded for the
    Company in 1995, and $57,$231,$207 for the      $   921   $   1,097   $    2,787   $  4,002
      Predecessor in 1995, 1994 and 1993)
  Net investment income                              24,188      92,486      277,616    335,583
  Net realized gain (loss) on sale of investments     1,324     (12,414)    (101,361)    17,699
  Other income                                        3,682       2,855        6,705      3,604

Total revenues                                       30,115      84,024      185,747    360,888

Benefits and expenses:
  Interest on policyholder deposits                  17,706      97,867      249,905    265,674
  Current and future policy benefits (net of
    reinsurance recoveries for the Company of $8
      and Predecessor of $4,$888 & $7,480 in
1995, 1994 and 1993)                                  1,785       1,830        5,259      6,054
  Operating and other expenses                        7,126      12,777       24,479     29,414
  Amortization of purchased intangible assets         3,030          --           --         --
  Amortization of deferred acquisition costs            100      11,157      125,357     38,308

Total Benefits and Expenses                          29,747     123,631      405,000    339,450

Income/(loss) before income taxes                       368     (39,607)    (219,253)    21,438
Income Taxes:
  Current                                             1,011     (16,404)     (46,882)    15,639
  Deferred                                             (580)      6,340      (30,118)    (6,137)

Total income tax expense/(benefit)                      431     (10,064)     (77,000)     9,502

Net Income/(Loss)                                      ($63)   ($29,543)  $(142,253))  $ 11,936


                  See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                                Consolidated Statements of Shareholders Equity

                                  Years ended December 31, 1995, 1994 and 1993
                                                     (In thousands of dollars)

                                                    THE COMPANY                PREDECESSOR
                                                     7 MONTHS        5 MONTHS
                                                       ENDED           ENDED
                                                      12/31/95        5/31/95       1994
   1993

Common stock ($2 par value common stock;
  Authorized 5,000,000 shares; issued and
    outstanding 2,899,446 in 1995 and 1994 and
2,816,090 in 1993, Balance at beg. of period)    $  5,799   $  5,799   $   5,632   $  5,392
  Par value of additional shares issued                --         --         167        240

Balance at end of period                            5,799      5,799       5,799      5,632

Additional paid-in capital:
  Balance at beginning of period                  137,749    136,534     120,763    116,003
Adjustment to reflect purchase acquisition
    indicated in note 2                           (52,163)        --          --         --
  Capital contribution                             44,000      1,215      15,771      4,760

Balance at end of period                          129,586    137,749     136,534    120,763

Retained earnings/(deficit):
  Balance at beginning of period                  (36,441)     1,506     143,759    131,823
Adjustment to reflect purchase acquisition
   indicated in note 2                             36,441         --          --         --
  Net income/(loss)                                   (63)   (29,543)   (142,253)    11,936
 Dividends to shareholder                              --     (8,404)         --         --

Balance at end of period                         $    (63)  $(36,441)  $   1,506   $143,759

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                               Consolidated Statements of Shareholders' Equity

                                  Years ended December 31, 1995, 1994 and 1993
                                                     (In thousands of dollars)


                                                     THE COMPANY                PREDECESSOR
                                                      7 MONTHS        5 MONTHS
                                                        ENDED           ENDED
                                                       12/31/95        5/31/95       1994       1993

Net unrealized appreciation/(depreciation)of   securities:
 Balance at beginning of period                              $(28,837)  $ (65,228)  $    (321)  $   (277)
 Adjustment to reflect purchase acquisition
    indicated in note 2                                        28,837          --          --         --
 Implementation of change in accounting for
    marketable debt and equity securities, net of
      effects of deferred taxes of $18,375 and
          deferred acquisition costs of $42,955                    --          --      34,125         --
 Change in unrealized appreciation/(depreciation)
    of debt and equity securities                              10,724     178,010    (357,502)       (74)
 Change in deferred Federal income taxes                       (1,489)    (18,458)     53,324         30
 Change in deferred acquisition costs attributable
    to unrealized losses/(gains)                                   --    (123,161)    205,146         --
 Change in present value of future profits
    attributable to unrealized (gains)                         (6,471)         --          --         --
 Balance at end of period                                       2,764     (28,837)    (65,228)      (321)

 Total Shareholders' Equity                                  $138,086   $  78,270   $  78,611   $269,833

                  See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                                         Consolidated Statements of Cash Flows

                                  Years ended December 31, 1995, 1994 and 1993
                                                     (In thousands of dollars)

                                                     THE COMPANY                  PREDECESSOR
                                                       7 MONTHS        5 MONTHS
                                                         ENDED           ENDED
                                                       12/31/95         5/31/95       1994       1993

Cash flows from operating activities:
  Interest and dividend receipts                         $  18,744   $  131,439   $   309,856   $   343,122
  Premiums received                                            921        1,097         2,787         4,002
  Insurance and annuity benefit payments                    (2,799)      (1,809)       (3,755)       (3,465)
  Operating disbursements                                  (10,480)      (9,689)      (26,023)      (33,103)
  Taxes on income refunded (paid)                               60       48,987        17,032       (15,414)
  Commissions and acquisition costs paid                   (17,456)     (23,872)      (26,454)      (30,982)
  Other                                                        529        1,120           836        (1,585)

Net cash provided/(used in) by operating activities        (10,481)     147,273       274,279       262,575

Cash flows from investing activities:
  Cash used for the purch. of investment secur.           (875,994)    (575,891)   (1,935,353)   (3,685,448)
  Proceeds from invest. secur. sold and matured            253,814    2,885,053     3,040,474     3,675,470
  Other                                                        179       (8,557)       (8,185)       25,687

Net cash provided by/(used in) in investing activities   $(622,003)  $2,300,605   $ 1,096,936   $    15,709

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                                         Consolidated Statements of Cash Flows

                                  Years ended December 31, 1995, 1994 and 1993
                                                     (In thousands of dollars)


                                                     THE COMPANY                  PREDECESSOR
                                                       7 MONTHS        5 MONTHS
                                                         ENDED           ENDED
                                                       12/31/95         5/31/95       1994       1993

Cash flows from financing activities:
  Policyholder deposits                              $ 132,752   $   130,660   $  274,960   $ 348,392
  Transfers (to)/from OakRe                            628,481    (3,048,531)          --          --
  Transfer to Separate Accounts                        (37,946)       (4,835)     (33,548)   (132,340)
  Return of policyholder deposits                     (436,271)     (290,586)    (608,868)   (446,396)
  Dividends to Shareholder                                  --        (8,404)          --          --
  Capital contributions received                        44,000         1,215       15,938       5,000

Net cash provided by/(used in) financing activities    331,016    (3,220,481)    (351,518)   (225,344)

Increase in cash and cash equivalents                 (301,468)     (772,603)   1,019,697      52,940

Cash and cash equivalents at beginning of period       363,724     1,136,327      116,630      63,690

Cash and cash equivalents at end of period           $  62,256   $   363,724   $1,136,327   $ 116,630


                  See accompanying notes to consolidated financial statements.

                                                                   (Continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                              Consolidated Statements of Cash Flows, Continued

                                                     (In thousands of dollars)

                                                      THE COMPANY                PREDECESSOR
                                                       7 MONTHS        5 MONTHS
                                                         ENDED           ENDED
                                                        12/31/95        5/31/95       1994       1993

Reconciliation of net income/(loss)to net cash
 provided by operating activities:
   Net income/(loss)                                         ($63)   ($29,543)  $(142,253)  $ 11,936
   Adjustments to reconcile net income/(loss)to net
     cash provided by operating activities:
       Increase/(decrease) in future policy benefits
(net of reinsurance)                                       (1,013)         11       1,494      4,106
       Increase/(decrease) in payables and accrued
           liabilities                                       (392)    (10,645)      3,830     (7,940)
       Decrease/(increase) in accrued investment
           income                                          (7,904)     32,010      21,393      1,443
       Amortization of intangible assets and costs          3,831      11,309     125,722     38,652
       Amortization and accretion of securities
           premiums and discounts                             307       2,410       3,635        (97)
       Recapture commissions paid to OakRe                 (4,777)         --          --         --
       Net realized (gain)/loss on sale of investments     (1,324)     12,414     101,361    (17,699)
                                                                                             (17,699)
       Interest accumulated on policyholder
           deposits                                        17,706      97,867     249,905    265,674
       Investment expenses paid                               642       2,373       7,296      6,924
       Decrease/(Increase)in guaranty assessments            (104)      5,070        (935)    (4,076)
       Increase/(decrease) in current and deferred
           Federal income taxes                               491      38,923     (59,263)    (5,942)
       Separate account net income/(loss)                       1           1           2     (2,256)
       Deferral of costs                                  (14,568)    (13,354)    (30,024)   (29,342)
       Other                                               (3,314)     (1,573)     (7,884)     1,192

Net cash provided by operating activities                $(10,481)  $ 147,273   $ 274,279   $262,575

                  See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                                    Notes to Consolidated Financial Statements

                                              December 31, 1995, 1994 and 1993

                                      (1)  NATURE OF BUSINESS AND ORGANIZATION

                                                        NATURE OF THE BUSINESS

  Cova Financial Services Life Insurance Company and subsidiary (the Company), formerly Xerox Financial Services Life Insurance Company (the Predecessor),
    market and service single premium deferred annuities, immediate annuities, variable annuities, and single premium whole-life insurance policies. The
Company is licensed to do business in 45 states and the District of Columbia.
    Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

 Under the deferred annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates.  Policyholders also may incur certain Federal income tax penalties on withdrawals.

      Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms and banks, approximately 59%, 57% and 58% of the companies sales have been through two specific brokerage firms, A.G. Edwards & Sons, Incorporated. and Edward D.
                         Jones & Company in 1995, 1994 and 1993, respectively.

                                                                  ORGANIZATION

     Prior to June 1, 1995 Xerox Financial Services, Inc. (XFSI) owned 100% or 2,899,446 shares of the Predecessor. XFSI is a wholly owned subsidiary of
                                                            Xerox Corporation.

    On June 1, 1995 XFSI sold 100% of the issued and outstanding shares of the
        Predecessor to Cova Corporation, a subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company, in exchange for approximately $91.4 million in cash and $27.8 million in future payables. In conjunction with this Agreement, the Predecessor also entered into a financing reinsurance transaction that caused OakRe Life Insurance Company(OakRe),a subsidiary of the Predecessor, to assume the existing single premium deferred annuity deposits (SPDAs) of Cova Financial Services Life Insurance Company, which had an aggregate carrying value at June 1, 1995 of
      $2,982.0 million. In exchange, the Predecessor transferred specifically identified assets to OakRe with a market value at June 1, 1995 of $2,986.0 million. Ownership of OakRe is retained by XFSI subsequent to the sale of the
   Predecessor and other affiliates.  The Receivable from OakRe to the Company
                                                                   (Continued)
                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                                    Notes to Consolidated Financial Statements

    that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods (which will be substantially expired in five years) by the transfer of cash in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and assume the benefits and risks of those deposits thereafter.

  In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by
    XFSI in the amount of $500 million.  No funds were drawn on this letter of credit during the period ending December 31, 1995.

 In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing and administrative capabilities of the Company, and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.  Accordingly, the future gross profits, as defined in note 3, of the Company on existing business will consist of the gross profits on separate accounts, single premium deferred annuities not reinsured to OakRe, single premium whole life policies, and single premium immediate annuities, commencing at the date of closing; plus the gross profits from SPDA deposits retained, commencing upon the expiration of their current guaranteed crediting rate.

                                                     (2)  CHANGE IN ACCOUNTING

    Upon closing of the sale, the Company restated its financial statements in accordance with "push down purchase accounting", which allocates the net purchase price for the Company and its subsidiary of $91.4 million according to the fair values of the acquired assets and liabilities, including the estimated present value of future profits. These allocated values were dependent upon policies in force and market conditions at the time of closing.
                                       These allocations are summarized below:













                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                                    Notes to Consolidated Financial Statements


(In Millions)

                                                  June 1, 1995
Assets acquired:
  Debt securities                  $        32.4
  Policy loans                              18.3
  Cash and cash equivalents                363.7
  Present value of future profits           46.7
  Goodwill                                  24.1
  Deferred tax benefit                      26.8
  Receivable from OakRe                  2,969.0
  Other assets                               5.9
  Separate account assets                  332.7
                                   -------------
                                         3,819.6
Liabilities assumed:
  Policyholder deposits                  3,299.2
  Future policy benefits                    27.2
  Future purchase price payable             27.8
  Deferred Federal income taxes             12.3
  Other liabilities                         29.0
  Separate account liabilities             332.7
                                         3,728.2
                                   -------------
Adjusted purchase price            $        91.4
                                   =============


In addition to revaluing all material tangible assets and liabilities to their respective estimated market values as of the closing date of the sale, the Company also recorded in its financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the present value of future profits to be derived from the purchased and reinsured business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in shareholders equity of $13.1 million in 1995 reflecting the application of push down purchase accounting. The Companys consolidated financial statements subsequent to June 1, 1995 reflect this new basis of accounting.

All amounts for periods ended before June 1, 1995 are labeled Predecessor and are based on historical costs. The periods ending on or after such date are labeled The Company, and are based on fair values at June 1, 1995 and subsequent costs.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

(3)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     SECURITIES

Effective January 1, 1994 the Predecessor adopted Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities" (SFAS #115). SFAS #115 requires that investments in all debt securities and those equity securities with readily determinable market values be classified into one of three categories: held-to-maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt and equity securities at December 31, 1995 and 1994 were classified as available-for-sale. Securities available-for-sale are carried at market value, with unrealized holding gains and losses reported as a separate component of stockholders equity, net of deferred effects of income tax and related effects on deferred acquisition costs.

Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

For investments in "high risk" (interest-only strips) collateralized mortgage obligations (CMOs), the Company's accounting in 1993 followed the provisions of the Financial Accounting Standards Board's Emerging Issues Task Force Consensus No. 89-4. A new effective yield was calculated for each individual high-risk CMO based on the amortized cost of the investment and the current estimate of future cash flows (the "prospective method"). The recalculated yield was then used to accrue interest income in the subsequent period.

In 1994, the Predecessor adopted Financial Accounting Standards Board's Emerging Issues Task Force Consensus No. 93-18 which amends EITF 89-4 and requires impairment tests to be performed using discounted cash flows at a risk free discount rate. If the amortized cost of the security exceeds future cash flows discounted at the risk free rate, then amortized cost is written down to fair value. The adoption of this Consensus resulted in no adjustments at January 1, 1994.

A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in market value that is deemed to be other than temporary.


COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

December 31, 1995, 1994 and 1993

Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income. Gains or losses on financial future or option contracts which qualify as hedges of investments are treated as basis adjustments and are recognized in income over the life of the hedged investments.

     MORTGAGE LOANS AND OTHER INVESTED ASSETS

Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions and calculated in conformity with Statement of Financial Accounting Standards No. 114, Accounting by Creditors for Impairment of a Loan (SFAS 114), indicate a likelihood of loss. Prior to year-end 1995, the Company evaluated its real estate-related assets (including accrued interest) by estimating the probabilities of loss utilizing various projections that included several factors relating to the borrower, property, term of the loan, tenant composition, rental rates, other supply and demand factors and overall economic conditions. Generally, at that time, the reserve was based upon the excess of the loan amount over the estimated future cash flows from the loan.

SFAS 114 defines impaired loans as loans in which it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. In 1995, the Company adopted Statement of Financial Accounting Standards No. 118, Accounting by Creditors for Impairment of a Loan -- Income Recognition and Disclosures (SFAS 118). SFAS 118 amends SFAS 114, providing clarification of income recognition issues and requiring additional disclosures relating to impaired loans. The adoption of SFAS 114 and 118 had no effect on the Companys financial position or results of operations at or for the period ended December 31, 1995. The Company had no impaired loans and no valuation allowances established for potential losses on mortgage loans at December 31, 1995.

Mortgage loans and policy loans are carried at their unpaid principal balances. Real estate is carried at cost less accumulated depreciation. Other invested assets are carried at lower of cost or market.

Prior to 1995, when an investment supported by real estate collateral was deemed "in-substance" foreclosed, the investment was reclassified as real estate and recorded at its fair value, with any reduction in carrying value recorded as a realized loss. The change in this valuation allowance was recorded as a realized capital gain or loss in the statements of income.

     CASH AND CASH EQUIVALENTS

Cash and cash equivalents include currency and demand deposits in banks, US Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

December 31, 1995, 1994 and 1993

     SEPARATE ACCOUNT ASSETS

Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate accounts assets are valued at fair value.

     DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred.
 These deferred costs are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses recognized under SFAS #115, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses is not recognized currently in income but as an offset to the unrealized gains and losses reflected as a separate component of equity.

The components of deferred policy acquistion costs were as follows:

                                             THE COMPANY
PREDECESSOR
                                               7 MONTHS       5 MONTHS
                                                ENDED          ENDED
(IN THOUSANDS OF DOLLARS)                     12/31/95        5/31/95
1994          1993

Deferred policy acquisition costs,
  beginning of period                $ 92,398   $ 213,362   $ 146,504   $155,470
Effects of push down purchase
  accounting                          (92,398)         --          --         --
Commissions and expenses deferred       8,809      13,354      30,025     29,342
Amortization                             (100)    (11,157)   (125,357)   (38,308)
Deferred policy acquisition costs
  attributable to unrealized
    gains/(losses)                         --    (123,161)    162,190         --
Deferred policy acquistion costs,
  end of period                      $  8,709   $  92,398   $ 213,362   $146,504





COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

     PURCHASE RELATED INTANGIBLE ASSETS AND LIABILITIES

In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the purchase date:

     Present value of future profits

As of June 1, 1995 the Company established an intangible asset which represents the present value of future profits to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted a pre-tax rate of 18% (12% net after tax). In addition, as the Company has the option of retaining its SPDA policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized according to the estimated profit stream and will periodically be adjusted as actual profits materialize and are different from the estimates. The asset will also be adjusted for amounts attributable to realized and unrealized securities gains and losses. Any adjustments to the unamortized balance will be applied as if the revised estimates had been known and applied since inception. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue. Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, are projected to be 7.6%, 7.6%, 6.6%, 5.4% and 5.3% for the years ended December 31, 1996 through 2000, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results.

The components of present value of future profits are as follows:

                                                    The Company
                                                   7 Months Ended
(In Thousands)                                         12/31/95

Present value of future profits - beginning of period  $ 46,709
Interest added                                            1,941
Commissions capitalized                                   5,759
Gross amortization, excluding interest                   (4,024)
Present value of future profits attributable to
   unrealized gains                                      (6,471)
                                                       ---------
Present value of future profits - end of period        $ 43,914
                                                       =========




COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

     Future payable

Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force into the next guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.5% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%. The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.5%. This liability will be periodically adjusted as actual results differ from the estimates used in establishing the total purchase price. This liability, which can be anticipated with a high degree of certainty, represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished over the next five years.

The components of this future payable are as follows:

                                                    The Company
                                                   7 Months Ended
(In Thousands)                                         12/31/95

Future payable - beginning of period  $ 27,797
Interest added                             947
Payments to OakRe                       (4,777)
                                      ---------
Future payable - end of period        $ 23,967
                                      =========

     Goodwill

Under the push down method of purchase accounting, the excess of purchase price over the fair value of assets and liabilities acquired and present value of future profits less future payable is established as an asset and referred to as Goodwill. Goodwill will also be periodically adjusted to account for any retroactive changes to present value of future profits and future payables as actual results differ from original assumptions and are applied retroactively as of the original purchase date. The Company has elected to amortize goodwill on the straight line basis over a 20 year period.

     Deferred Tax Assets and Liabilities

Xerox Financial Services, Inc. (XFSI) and General American agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Companys assets as of the date of acquisition were revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $35.3 million for the value of the business acquired that is amortizable for tax purposes.
COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

     POLICYHOLDER DEPOSITS

The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals.

     FUTURE POLICY BENEFITS

Reserves are held for future annuity benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 5.75% to 8.50%, depending upon year of issue.

Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

     PREMIUM REVENUE

The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks.

The Company currently assesses no explicit life insurance premium for its commitment to make payments in excess of its recorded liability that are contingent upon policyholder mortality. Benefits paid in excess of the recorded liability are recognized when incurred.

Amounts collected on policies not subject to any mortality or longevity risk are recorded as increases in the policyholder deposits liability.

     FEDERAL INCOME TAXES

Prior to June 1,1995 the revenues and expenses of the Predecessor were included in a consolidated Federal income tax return with its parent company and other affiliates. Allocations of Federal income taxes were based upon separate return calculations.

After June 1, 1995 the Company will be filing its own separate income tax return, independent from its ultimate parent, GALIC.

The Company accounts for deferred income taxes according to Statement of Financial Accounting Standards No. 109 "Accounting for Income Taxes" (SFAS #109).

Under the asset and liability method of SFAS #109, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which (continued)
COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

those temporary differences are expected to be recovered or settled. Under SFAS #109, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income to the period that includes the enactment date.

     RISKS AND UNCERTAINTIES

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

The following elements of the consolidated financial statements are most affected by the use of estimates and assumptions:

      -   Investment market valuation
      -   Amortization of deferred policy acquisition costs
      -   Calculation and amortization of present value of future profits
      -   Recoverability of Goodwill
      -   Recoverability of guaranty fund assessments

The market value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

The amortization of deferred acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

In a similar manner, the amortization of present value of future profits is based on estimates of long-term future profits from existing and recaptured policies.

These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.


COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

In accordance with Statement of Financial Accounting Standards No. 121, Accounting for the Impairment of Long Lived Assets and for Long Lived Assets to be Disposed of (SFAS 121), which was adopted by the Company in the fourth quarter of 1995, the Company has considered the recoverability of Goodwill and has concluded that no circumstances have occurred which would give rise to impairment of Goodwill for the period ending December 31, 1995.

The Company is subject to assessments in substantially all jurisdictions where it is licensed to fund guaranteed benefits to policyholders of non-affiliated insolvent insurers licensed in those jurisdictions. Such assessments generally are limited to a percentage of the premiums written by the Company and are fully or partially recoverable as credits against future premium tax payments in the majority of jurisdictions. The Company is at risk to extent that the Company may not incur sufficient premium taxes to permit full recovery of available credits. The Company has been indemnified by OakRe against any guaranty assessments incurred that relate to insolvencies occurring prior to June 1, 1995. See note 11 - Guaranty Fund Assessments.

     FAIR VALUE OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standard No. 107, "Disclosures About Fair Value of Financial Instruments" (SFAS #107) applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS #107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because a value of a business is also based upon its anticipated earning power, the aggregate fair value amounts presented do not represent the underlying value of the Company.

SFAS #115 takes SFAS #107 another step and requires balance sheet adjustments of debt investments available for sale and equity investments to fair value with a corresponding adjustment to shareholders' equity. The Predecessor adopted SFAS #115 in 1994 and classified all of its investments as "available for sale". The effects of implementing SFAS #115 as of January 1, 1994 was a net increase in Shareholders' Equity of approximately $29.2 million.

The Predecessor adopted Statement of Financial Accounting Standard No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments" (SFAS #119), as of December 31, 1994. SFAS #119 requires increased disclosures about derivative financial instruments including the amount, nature, and terms of all derivative financial instruments as well as (continued)
COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

disclosure of the purposes for which derivative financial instruments are held, end-of-period fair values and any net gains or losses arising from trading of derivative financial instruments.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS
     AND ACCRUED INVESTMENT INCOME:

The carrying values amounts reported in the balance sheets for these instruments approximate their fair values. Short-term debt securities are considered "available for sale."

     INVESTMENT SECURITIES (INCLUDING MORTGAGE-BACKED SECURITIES):

Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. (See note 4 for fair value disclosures). Fair values for mortgages are based on management estimates and incorporate independent appraisals of underlying real property. As of December 31, 1995, fair value of the Companys mortgage loans are equivalent to the carrying value.

     INTEREST RATE SWAPS AND FINANCIAL FUTURES CONTRACTS:

The fair value of interest rate swaps and financial futures contracts are the amounts the Company would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Amounts are based on quoted market prices, or pricing models or formulas using current assumptions. (See note 6 for fair value disclosures).

     INVESTMENT CONTRACTS:

The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (Policyholder Deposits) are estimated as the amount payable on demand. As of December 31, 1995 and 1994 the cash surrender value of policyholder funds on deposit were $2,228,009 and $129,404,638 respectively, less than their stated carrying value. Of the contracts permitting surrender, 90% provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

All of the Company's deposit obligations are fully guaranteed by the acquirer, GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.
COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

     REINSURANCE:

Reinsurance is not material to the Companys operation or its financial statements. The Company, however, has adopted the provisions of Statement of Financial Accounting Standard No. 113, Accounting and Reporting for Reinsurance of Short Duration and Long Duration Contracts (SFAS 113). The adoption of this accounting standard had no effect on the financial statements other than gross reporting of balance sheet amounts and disclosure of reinsurance amounts netted against revenues and expenses.

The financing reinsurance agreement entered into with OakRe does not meet the conditions for reinsurance accounting under SFAS No. 113. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest is accrued on the underlying liabilities and decreased as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed.

     OTHER

Certain 1993 and 1994 amounts have been reclassified to conform to the 1995 presentation.

(4)  INVESTMENTS

The Company's investments in debt and equity securities are considered available for sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder equity. The carrying value and amortized cost of investments at December 31, 1995 and 1994 are as follows:


















































COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements


                                                    THE COMPANY
                                                        1995
                                                        GROSS      GROSS     ESTIMATED
                                           CARRYING  UNREALIZED  UNREALIZED    FAIR
AMORTIZED
                                             VALUE     GAINS      LOSSES       VALUE
 COST
                                                 (in thousands of dollars)

Debt Securities:
  US. Government Treasuries              $  4,307  $   156       --   $  4,307  $  4,151
  Mortgage-backed and derivative
   securities:
    Collateralized mortgage obligations   252,148    4,344  $  (237)   252,148   248,041
  Corporate, state, municipalities, and
    political subdivisions                338,101    7,261     (836)   338,101   331,676

Total debt securities                     594,556   11,761   (1,073)   594,556   583,868

Mortgage loans                             77,472       --       --     77,472    77,472
Policy loans                               19,125       --       --     19,125    19,125
Short term investments                      7,859       36       --      7,859     7,823

Total investments                        $699,012  $11,797  $(1,073)  $699,012  $688,288

As of December 31, 1995, the Company has no impaired investments and no valuation allowances established for potential losses on its investments.



























COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements


                                                                                PREDECESSOR
                                                                                   1994

                                                              GROSS      GROSS    ESTIMATED   COST
OR
                                                 CARRYING  UNREALIZED  UNREALIZED    FAIR
AMORTIZED
                                                   VALUE      GAINS      LOSSES     VALUE
COST
                                                                       (in thousands of dollars)

Debt Securities:
  US. Government Treasuries                 $   10,834  $    80  $  (1,787)  $   10,834  $   12,541
  Mortgage-backed and
   derivative securities:
    GNMA                                         6,447      186         --        6,447       6,261
    FNMA & FHLMC                                   272        6         --          272         266
    Collateralized mortgage obligations      1,188,257      490   (185,964)   1,188,257   1,373,731
  Foreign governments                           27,947       --     (4,355)      27,947      32,302
  Corporate, state, municipalities, and
    political subdivisions                     654,848    9,884    (80,583)     654,848     725,547
  Redeemable preferred stocks                   13,037      194        (97)      13,037      12,940

Total debt securities                        1,901,642   10,840   (272,786)   1,901,642   2,163,588

Other invested assets (1)                        7,597      466     (1,335)       6,728       7,597
Equity securities                                8,754       --         --        8,754       8,754
Real estate (1)                                 26,735    2,034       (153)      28,616      26,735
Mortgage loans                                   6,825       --     (1,245)       5,580       6,825
Policy loans                                    17,691       --         --       17,691      17,691
Short term investments                          93,118    4,060     (4,654)      93,118      93,712

Total investments(1)                        $2,062,362  $17,400  $(280,173)  $2,062,129  $2,324,902

Company's beneficial interest in separate
  account assets                            $      167  N/A      N/A         $      167  N/A

(1) The Company has established valuation allowances of approximately $200,000 and $400,000 as of December 31, 1994 for estimated potential losses on real estate and other invested assets, respectively.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

The amortized cost and estimated market value of debt securities at December 31, 1995, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                               ESTIMATED
                                                AMORTIZED        MARKET
                                                  COST           VALUE

(in thousands of dollars)
Due after one year through five years    $135,221  $137,828
Due after five years through ten years    176,906   180,132
Due after ten years                        23,700    24,448
Mortgage-backed securities                248,041   252,148

Total                                    $583,868  $594,556

At December 31, 1995, approximately 99.25% of the Company's debt securities are investment grade or are non-rated but considered to be of investment grade. Of the 0.75% non-investment grade debt securities, all are rated as BB+.


Included in debt securities in 1994 and the first five months of 1995 are investments in interest-only mortgage-backed stripped securities (IOs) and similar IOettes. Accounting for investments in "high risk" (interest only) collateralized mortgage obligations (CMOs), is in accordance with the provisions of the Financial Standards Board's Emerging Issues Task Force Consensus Nos. 89-4 and 93-18. An effective yield is calculated for each high risk CMO based on the current amortized cost of the investment and the current estimate of future cash flow. The recalculated effective yield is used to record interest income in subsequent periods (the "prospective method"). If the anticipated cash flow for any "high risk" CMO discounted at the comparable risk-free rate is less than the unamortized cost, an impairment loss is recorded and the unamortized cost adjusted. The write-down is treated as a realized loss. Write-downs of approximately $3,341,163 and $51,120,276 were recorded in 1994 and 1993, respectively. At December 31, 1994 the Predecessor held such securities with a carrying value of $36,441,742. The weighted average of the effective yield that was used to accrue interest income in 1994 was 11.88%.




FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

The Company participates in a securities lending program whereby certain securities are loaned to third parties, primarily major brokerage firms. The agreement with a custodian bank facilitating such lending requires a minimum of 102% of the initial market value of the domestic loaned securities to be maintained in a collateral pool. To further minimize the credit risk related to this lending program, the Company monitors the financial condition of the counter parties to these agreements. Securities loaned at December 31, 1995 had market values totaling $16,034,037. Cash, letters of credit, and government securities of $16,353,995 was held by the custodian bank as collateral to secure this agreement. Income on the Companys security lending program in 1995 was immaterial.

Debt securities with a recorded investment of $0 and $2,827,500, were non-income producing during the years ended December 31,1995 and 1994.

Information related to troubled debt restructurings during 1994 is as follows:

                                                                       THE
PREDECESSOR
                                                         DEBT      MORTGAGE
                                                      SECURITIES    LOANS
  TOTAL
                                                          (in thousands of
dollars)

Aggregate carrying value at December 31, 1994  $3,306  --  $3,306
Gross interest income included in net income
  during 1994                                     205  --     205
Gross interest income that would have been
  earned during 1994 if there had been no
  restructuring                                   538  --     538


Information related to troubled debt restructuring during 1993 is as follows:


                                                                       THE
PREDECESSOR
                                                                 DEBT
MORTGAGE
                                                       SECURITIES    LOANS
  TOTAL
                                                           (in thousands of
dollars)

Aggregate carrying value at December 31, 1993  $5,275  $6,405  $11,680
Gross interest income included in net income
  during 1993                                     589     568    1,157
Gross interest income that would have been
  earned during 1993 if there had been no
  restructuring                                   904     712    1,616




COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

The components of net investment income were as follows:

                                                      THE COMPANY            PREDECESSOR
                                                        7 MONTHS     5 MONTHS
                                                         ENDED        ENDED
                                                        12/31/95     5/31/95       1994
 1993

                                                               (in thousands of dollars)

Income on debt securities                         $19,629   $ 63,581   $ 267,958   $327,489
Income on equity securities                            --        302         645        725
Income on short-term investments                    2,778     28,060      11,705      4,624
Income on cash on deposit                              --         --         316      1,711
Income on interest rate swaps                          --        377        (244)     3,365
Income on policy loans                                868        624       1,376      1,147
Interest on mortgage loans                          1,444        248       1,162      1,053
Income on foreign exchange                             --        184        (433)      (281)
Income of real estate                                  --      1,508       3,278        586
Income on separate account investments                 --         (1)          2      2,256
Miscellaneous interest                                109        (24)       (853)      (168)
                                                                                         --

Total investment income                            24,828     94,859     284,912    342,507
Investment expenses                                  (640)    (2,373)     (7,296)    (6,924)

Net investment income                             $24,188   $ 92,486   $ 277,616   $335,583

Realized capital gains/(losses) were as follows:
  Debt securities                                 $ 1,344   $(16,749)  $ (79,300)  $ 12,716
  Mortgage loans                                       --      1,431      (3,452)      (453)
  Equity securities                                    --       (423)        (76)     2,489
  Real estate                                          --       (124)         --      2,335
  Short-term investments                              (20)    (1,933)       (282)       612
  Other assets                                         --        (76)        147         --
  Interest rate swaps                                  --      5,460     (18,398)        --

Net realized gains/(losses) on investments        $ 1,324   $(12,414)  $(101,361)  $ 17,699

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements


  THE COMPANY               PREDECESSOR
-----------------------------------------------------
7 MONTHS        5 MONTHS
ENDED          ENDED
12/31/95        5/31/95        1994     1993

Unrealized gains/(losses) were as follows:
  Debt securities                                      $10,688   $(85,410)  $(261,947)  $  --
  Equity securities                                         --         --          --    (494)
  Short-term investments                                    36        879        (594)     --
  Effects on deferred acquisition costs amortization        --     39,030     162,190      --
  Effects on present value of future profits            (6,471)        --          --      --
Unrealized gains/(losses) before income tax              4,253    (45,501)   (100,351)   (494)
Unrealized income tax benefit/(expense)                 (1,489)    16,664      35,123     173

Net unrealized gains (losses) on investments           $ 2,764   $(28,837)  $ (65,228)  $(321)


Proceeds from sales of investments in debt securities for the Company during 1995 were $214,811,186, and for the Predecessor were $2,786,998,780. Gross gains of $1,533,501 and gross losses of $190,899 were realized by the Company
on its sales.   Included in these amounts for the Company are $373,768 of
gross gains realized on the sale of non-investment grade securities. The Predecessor realized gross gains of $9,499,191 and gross losses of $26,249,279 on its sales. Included in these amounts are $6,367,297 of gross gains and $7,607,167 of gross losses realized on the sale of non-investment grade securities.

Proceeds from sales of investments in debt securities during 1994 were $3,081,863,341. Gross gains of $59,472,808 and gross losses of $136,394,109 were realized on those sales. Included in these amounts are $6,455,887 of gross gains and $6,692,683 of gross losses realized on the sale of non-investment grade securities.

Proceeds from sales of investments in debt securities during 1993 were $3,635,309,534. Gross gains of $229,942,137 and gross losses of $198,648,778 were realized on those sales. Included in these amounts are $47,042,511 of gross gains and $9,163,938 of gross losses realized on the sale of non-investment grade securities.

Unrealized appreciation/(depreciation) of debt securities for the Company in 1995, and the Predecessor in 1995, 1994 and 1993 were $10,688,000,
$176,537,000, $(357,401,000), and $15,171,000, respectively. Unrealized appreciation/(depreciation)of debt securities is calculated as the change between the cost and market values of debt securities for the years then ended.

Securities with a book value of approximately $6,933,755 at December 31, 1995 were deposited with government authorities as required by law.

(Continued)

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

(5)  SECURITIES GREATER THAN 10% OF SHAREHOLDERS' EQUITY

As of December 31, 1995 the Company held the following individual securities which exceeded 10% of shareholders' equity:


Long-term Debt            Amortized
Securities                 Cost
-----------------------------------

Countrywide Mtg. 1933-12 A4          $18,681,636
American Airlines                     14,940,484

As of December 31, 1994 the Company held the following individual securities which exceeded 10% of shareholders' equity:

      Long-term Debt            Amortized        Long-term Debt            Amortized
        Securities                Cost             Securities                 Cost

PRU HOME MTG SEC 1994 SER 26-A        $43,947,846  VIRGINIA STATE HOUSING DEV AUTH 1994-A   $14,300,000
PRU HOME MTG SEC 1993 SER 19-A9        41,024,780  PRU HOME MTG SEC 1994 SER 8-A2            14,228,882

HOUSING SEC INC 1994 SER 1-A8          34,293,893  FHLMC MC MTG PRT CRT SER 1628-G           13,841,422

FNMA REMIC TR 1994-51 PE               34,079,290  FNMA REMIC TR 1993 SER 33-ZA              13,613,754
FHLMC MC MTG PRT CRT SER 1162-Z        34,029,681  FNMA REMIC TR 1994 SER 58-B               13,502,865
RES FUNDING CORP 1994 SER S7-A3        33,929,196  FNMA REMIC TR 1994 SER 58-A               13,402,600
RES FUNDING CORP 1993 SER S18-A6       30,771,180  TELEPHONE & DATA SYSTEMS                  13,382,782
FHLMC MC MTG PRT CRT SER 1652-E        29,880,047  ARGENTINA FRB                             13,051,979
G E CAPITAL 1994 SER 4-A6              29,587,419  FHA PROJECT LOAN 223-F(MANASSAS VA)       12,985,981
RES FUNDING CORP 1994 SER S10-A3       28,743,601  PARAMOUNT COMMUNICATIONS                  12,985,579
FNMA REMIC TR 1993 SER 131-Z           26,821,993  FNMA REMIC TR 1993 SER G22-ZA             12,962,715
CITICORP MTG 1994 SER 11-A1            26,271,938  FNMA REMIC TR 1992 SER 184-X              12,815,453
COUNTRYWIDE MTG 1993 SER 13-A2         24,027,743  TELARG                                    12,458,038
G E CAPITAL KRONE LINKED (CI)          23,500,000  UNITED AIRLINES 1991 ETC SER A2           12,420,542
G E CAPITAL MTG 1994 SER 12-A4         23,480,685  PRU HOME MTG SEC 1994 SER 6-A5            12,400,623
GRUMA SA DE CV                         23,335,945  SIGNET MASTER TR 1994-4A                  11,986,616
FHLMC MC MTG PRT CRT SER 1108-K        23,146,222  GENERAL MOTORS CORP DEBENTURE             11,856,797
FHLMC MC MTG PRT CRT SER 1468-ZA       22,546,223  PRU HOME MTG SEC 1993 SER 43-10           11,791,582
G E CAPITAL MTG 1994 SER 10-A12        21,288,675  CENTRAL BANK OF ARGENTINA                 11,695,148
RES FUNDING CORP 1993 SER S26-A8       21,225,227  FHLMC MC MTG PRT CRT SER 1697-PG          11,544,588
LOUISIANA POWER & LIGHT(WATERFORD 3)   20,909,267  FNMA REMIC TR 1993 SER 29-SK              11,316,353
SEARS MTG ACC CORP 1993 SER 11-A5      20,861,498  PRU HOME MTG SEC 1993 SER 41-A4           11,272,637
FEDERAL HOME LOAN BANK                 20,716,221  FHLMC MC MTG PRT CRT SER 1513-AF          11,266,102
FHLMC MC MTG PRT CRT SER 1244-G        20,697,580  FNMA REMIC TRUST 1993 SER 4-HB            11,181,840
PRU HOME MTG SEC 1993 SER 30-A9        20,570,432  PHILLIPS PETROLEUM                        11,120,220
G E CAPITAL MTG 1992 SER 7             20,423,860  INTERAMERICAN DEV BANK                    10,751,421
CSR AMERICA INC                        19,916,660  COUNRTYWIDE MTG 1994 SER L-AB             10,603,498
FHLMC MC MTG PRT CRT SER 1364-I        19,892,880  CHASE MTG SEC 1994SER F-A7                10,516,592
FHLMC MC MTG PRT CRT SER 1574-F        19,825,320  FNMA REMIC TR 1994 SER 3-SC               10,434,265
SEARS MTG SEC CORP 1993-7 T7           19,709,253  NEWS AMERICAN HOLDINGS                    10,310,547



COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements


(6)  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     FINANCIAL FUTURES CONTRACTS

The Predecessor was a party to financial futures contracts under a program of hedging with off-balance sheet risk in the normal course of business to meet the needs of its policyholders and to reduce its own exposure to fluctuations in interest rates. The contracts involved, to varying degrees, elements of interest rate risk in excess of the amount recognized in the consolidated balance sheet.

Futures contracts are contracts for delayed delivery of securities in which the seller agrees to make delivery at a specified future date for a specific price. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in securities values and interest rates. When futures contracts are designated as hedges additional risks arise due to the possibility that the futures contract will provide an imperfect correlation to the hedged security.

As of December 31, 1994, the Predecessor held 65 5Yr T-note futures, 190 10Yr T-note futures, and 50 T-bond futures contracts with a total notional face amount of $30,500,000. The contracts matured in March, 1995, and resulted in a net amount of $468,520 being applied as an increase in book value of the underlying hedged securities. Collateral requirements were set by the Chicago Board of Trade and averaged $1,121 per contract as of December 31, 1994.

     INTEREST RATE SWAPS

During 1994 and the first five months of 1995, the Predecessor was party to derivative financial instruments in the normal course of business for the purposes of earning investment income and modifying the interest rate-related risks of the portfolio.

The notional amounts of derivatives do not represent amounts exchanged by the parties and, thus, are not a measure of the Company's exposure through the use of derivatives. The amounts exchanged are determined by reference to the notional amounts and the other terms of the instruments.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

The following table summarizes various information regarding derivative financial instruments as of December 31, 1994:


                                                          FAIR MARKET      LOSSES
NOTIONAL                                      PURPOSE      VALUE AT         FROM
Amount               Nature/Terms           For Holding    12/31/94      Investment
-----------  -----------------------------  -----------  -------------  ------------
Open
-----------
5,000,000   LIBOR/Mexican Par Bond Swap
             2/17/1995 receive 10% fixed,
             pay 6 Month LIBOR              Investment   $ (5,460,000)  $         0

35,000,000   Zero Coupon Swap Spread/Yield
             Curve 8/19/1996 6 Month LIBOR  Investment    (12,937,750)            0

Closed
-----------
25,000,000   Lehman Corporate Index Swap
                                  1/1/1994  Investment              0       (77,305)

25,000,000   Lehman Corporate Index Swap
                                  1/1/1994  Investment              0       (77,305)


The Libor/Mexican Par Bond swap caused the Predecessor to receive or pay the net of a fixed-rate of 10%, in exchange for paying 6 month LIBOR, times a multiplier of six times the notional amount. The substance is as if the Predecessor owned $30 million par of the bonds using funds borrowed at six month LIBOR. At maturity, the Predecessor committed to acquire the $30 million par of the bonds if their market price was less than 72, for a payment of $21.6 million. The Predecessor thereby assumed the market risk below that price.

The Predecessor received or paid at maturity of the Zero Coupon Swap Spread/Yield Curve swap an amount derived from both the relationship between the 6 month LIBOR and the 10 year constant maturity treasury rates, and a function (swap spread) that usually correlates to corporate bond quality spreads. The Predecessor could lose money if the yield curve is flat or inverted and the swap spread is small. The purpose of the instrument was to offset the effects of holding very large amounts of cash equivalents in conjunction with XFSIs plan to discontinue its ownership of the Predecessor. Effective December 31, 1994, XFSI formally assumed the net obligation for this instrument, resulting in a capital contribution to the Predecessor.

The unrealized depreciation was recorded as a realized loss as of December 31, 1994 based on the current evolving accounting practices for derivative instruments where as at December 31, 1993 the unrealized loss was treated as an off-balance-sheet item.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

The following table summarizes various information regarding these derivative financial instruments as of December 31, 1995:


                                                       FAIR MARKET         LOSSES
NOTIONAL                                    PURPOSE      VALUE AT           FROM
Amount              Nature/Terms          For Holding    12/31/95    Investment in 1995
----------  ----------------------------  -----------  ------------  -------------------
Closed
----------
5,000,000  LIBOR/Mexican Par Bond Swap
            2/17/1995 receive 10% fixed,
             pay 6 Month LIBOR            Investment   $          0  $                 0


(7)  POST-RETIREMENT AND POSTEMPLOYMENT BENEFITS

The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation.
 The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC as determined in accordance with Financial Accounting Standards Board Statement No. 106, "Employers' Accounting For Postretirement Benefits Other Than Pensions" (SFAS #106). In 1995, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits as determined in accordance with Financial Accounting Standards Board Statement No. 112, "Employers' Accounting for Postemployment Benefits" (SFAS #112). At December 31, 1995 CLMC had no retired employees nor any employees fully eligible for retirement and had no disbursements for such benefit commitments. The expense arising from these obligations is not material.

(8)  INCOME TAXES

The Company will file a consolidated Federal Income Tax return for the first five months of 1995 with the Companys former ultimate parent, Xerox Corporation, a New York corporation, along with Xerox Corporationss other eligible subsidiaries. For the last seven months, the Company will file a consolidated Federal Income Tax return with its wholly-owned subsidiary, First Cova Life Insurance Company, a New York insurance company. Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods, except for approximately $1.4 million of state income taxes.

The actual Federal income tax expense differed from the expected tax expense computed by applying the US. Federal statutory rate to income before taxes on income as follows:

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of COVA Corporation)

Notes to Consolidated Financial Statements

                                       THE COMPANY                              PREDECESSOR
                                         1995            1995                1994            1993
                                     7 MONTHS         5 MONTHS
                                                              (in thousands of dollars)

Computed expected tax expense           $129    35.0%  $(13,862)   35.0%  $(76,739)  35.0%  $7,503   35.0%
State income taxes, net                   11     3.0       (306)    0.8     (1,552)   0.7    1,631    7.6
Rate change effect on prior deferrals     --      --         --      --         --     --      456    2.1
Tax-exempt bond interest                 (22)   (6.0)      (332)    0.8     (1,208)   0.6     (123)  (0.6)
Amortization of intangible assets        254    69.0         --      --        111   (0.1)     111    0.5
Permanent difference due to derivative
  transfer                                --      --      4,399   (11.1)        --     --       --     --
Other                                     59    16.1         37     (.1)     2,388   (1.1)     (76)  (0.3)
Total                                   $431   117.1%  $(10,064)   25.4%  $(77,000)  35.1%  $9,502   44.3%

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1995 & 1994 follows:

                                               The Company  Predecessor
                                                   1995         1994

Deferred tax assets:
Policy Reserves                            $ 7,601  $ 26,602
Liability for commissions on recapture       8,868        --
Tax basis of intangible assets purchased    13,141        --
DAC Proxy Tax                                4,749     4,797
Permanent Impairments                           --     4,934
Unrealized losses on investments                --    91,889
Book to tax differences on Investments                 1,287
Other deferred tax assets                    2,860     4,809

Total assets                               $37,219  $134,318

Deferred tax liabilities:
PVFP                                       $16,774        --
Unrealized gains on investments              1,489        --
Deferred Acquisition Costs                   5,316    74,676
Other deferred tax liabilities                  84     3,507

Total liabilities                          $23,663  $ 78,183

Net Deferred Tax Asset/(Liability)         $13,556  $ 56,135

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based upon expectation of the reversal of existing temporary differences, anticipated future earnings, and consideration of all other available evidence. Accordingly no valuation allowance is established.

(9)  RELATED-PARTY TRANSACTIONS

The Company has entered into management, operations and services agreements with both affiliated and unaffiliated companies. The affiliated companies are Cova Life Management Company (CLMC), a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company, and General American Investment Management Company, which provides investment advice. Additionally, a portion of overhead and other corporate expenses are allocated by the Companys ultimate parent, GALIC. The unaffiliated companies are Johnson & Higgins, a New Jersey corporation, and Johnson & Higgins/Kirke Van Orsdel, a Delaware corporation, which provide various services for the Company including underwriting, claims and administrative functions. The affiliated and unaffiliated service providers are reimbursed for the cost of their services and are paid a service fee. Expenses and fees paid to affiliated companies during the 7 months of 1995 for the Company were $7,139,525, and the five months of 1995 and the years of 1994 and 1993 for the Predecessor were 6,364,609, $8,553,028, and $7,986,999, respectively.

(10)  STATUTORY SURPLUS AND DIVIDEND RESTRICTION

Generally accepted accounting principles (GAAP) differ in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the non-recognition of financial reinsurance for GAAP reporting, the establishment of an Asset Valuation Reserve as a contingent liability based on the credit quality of the Company's investment securities, and an Interest Maintenance Reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, SFAS #115 adjustments to record the carrying values of debt securities and certain equity securities at market are applied only under GAAP reporting and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values and shareholders equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with generally accepted accounting principles (GAAP) were as follows:


                                                 1995       1994      1993
                                                  (in thousands of dollars)

Statutory Capital and Surplus                 $ 59,682   $ 100,071   $108,617
Reconciling items:
  GAAP investment valuation reserves                --        (600)   (14,076)
  Statutory Asset Valuation Reserves            13,378      45,470     43,060
  Interest Maintenance Reserve                   1,892      15,123     50,074
  GAAP investment adjustments to fair value     10,724    (274,222)        --
  Deferred policy acquisition costs              8,708     213,362    146,504
  GAAP basis policy reserves                   (11,233)      7,944    (45,784)
  Deferred federal income taxes (net)           13,556      56,135     (8,933)
  Modified coinsurance                              --     (10,534)   (13,994)
  Goodwill                                      23,001          --         --
  Present value of future profits               43,914          --         --
  Future purchase price payable                (23,967)         --         --
  Elimination of notes contributed
    to statutory surplus                            --     (72,000)        --
  Other                                         (1,569)     (2,138)     4,365

GAAP Shareholders' Equity                     $138,086   $  78,611   $269,833


Statutory net losses for the years ended December 31, 1995, 1994 and 1993 were $(74,012,650), $(92,952,989),and $(13,299,824), respectively.

The maximum amount of dividends which can be paid by State of Missouri insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory earned surplus or statutory net gain from operations for the preceding year. Accordingly, the maximum dividend permissible at December 31, 1995 was $ 0.

The National Association of Insurance Commissioners has developed certain Risk Based Capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1995 the Company's Total Adjusted Capital and Authorized Control Level - RBC were, $73,060,575 and $18,224,056 respectively. This level of adjusted capital qualifies under all tests.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

(11)  GUARANTY FUND ASSESSMENTS

The Company participates with all life insurance companies licensed throughout the United States, in associations formed to guarantee benefits to policyholders of insolvent life insurance companies. Under state laws, as a condition for maintaining the Companys authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty associations for insolvencies incurred through 1995, but for which assessments have not yet been determined nor assessed, to a maximum in each state generally of 2% of statutory premiums per annum in the given state. Most states then permit recovery of assessments as a credit against premium or other state taxes over, most commonly, five years.

At December 31, 1995, the National Organization of Life and Health Guaranty Associations (NOLHGA) distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for approximately $14.3 million in future assessments on insolvencies that occurred before December 31, 1995. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded an additional receivable from OakRe for $14.3 million.

At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments, and may retain the